Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	false
Registrant Name	Brown Advisory Funds
Entity Central Index Key	0001548609
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Growth Equity Fund
Class Name	Institutional Shares
Trading Symbol	BAFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Growth Equity Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$75	0.68%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Underperformance in the Fund was driven primarily by health care. Sentiment within health care was weak during the 3rd quarter of 2023, as investors continued to deliberate any potential impacts from GLP-1s. Information Technology was the best performing sector both in absolute terms and from a relative perspective, driven by NVIDIA Corporation, a market leader in advanced graphic processing units. The stock traded up sharply over the period following robust financial results and investor excitement for Artificial Intelligence, broadly.
POSITIONING
The Fund’s allocation to Information Technology increased during the period, primarily from strong absolute performance and the additions of Cadence Design Systems, Marvell Technology and Workday. Our exposure to health care also decreased during the period due to the exit of DexCom. While DexCom executed on penetrating several patient populations during our 7-year ownership period, there are fewer unserved patient population into which the company can expand.
PERFORMANCE
The Fund delivered strong absolute performance during the period, underperforming the benchmark.

Top Contributors
↑	NVIDIA Corporation
↑	Costco Wholesale Corporation
↑	ServiceNow, Inc.

Top Detractors
↓	Estee Lauder Companies Inc. Class A
↓	Chewy, Inc. Class A
↓	DexCom, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	19.68	11.50	12.53
Russell 1000 Index	23.88	14.61	12.51
Russell 1000 Growth Index	33.48	19.34	16.33

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/growth-equity-fund for more recent performance information.
Net Assets	$ 1,144,404,469
Holdings Count | $ / shares	32
Advisory Fees Paid, Amount	$ 11,163,764
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,144,404,469
Number of Holdings	32

Net Advisory Fee	$11,163,764
Portfolio Turnover	33%

Holdings [Text Block]

Top Sectors*	(%)
Information Technology	35.5%
Health Care	15.9%
Industrials	14.4%
Financials	10.8%
Consumer Discretionary	8.9%
Consumer Staples	4.7%
Communication Services	4.0%
Real Estate	2.7%
Cash & Other	3.1%

Top 10 Issuers	(%)
Amazon.com, Inc.	5.0%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.9%
Costco Wholesale Corp.	4.7%
ServiceNow, Inc.	4.2%
Intuitive Surgical, Inc.	4.2%
Intuit, Inc.	4.0%
Alphabet, Inc.	4.0%
Hilton Worldwide Holdings, Inc.	3.9%
Mastercard, Inc.	3.7%
[1]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Growth Equity Fund
Class Name	Investor Shares
Trading Symbol	BIAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Growth Equity Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$91	0.83%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Underperformance in the Fund was driven primarily by health care. Sentiment within health care was weak during the 3rd quarter of 2023, as investors continued to deliberate any potential impacts from GLP-1s. Information Technology was the best performing sector both in absolute terms and from a relative perspective, driven by NVIDIA Corporation, a market leader in advanced graphic processing units. The stock traded up sharply over the period following robust financial results and investor excitement for Artificial Intelligence, broadly.
POSITIONING
The Fund’s allocation to Information Technology increased during the period, primarily from strong absolute performance and the additions of Cadence Design Systems, Marvell Technology and Workday. Our exposure to health care also decreased during the period due to the exit of DexCom. While DexCom executed on penetrating several patient populations during our 7-year ownership period, there are fewer unserved patient population into which the company can expand.
PERFORMANCE
The Fund delivered strong absolute performance during the period, underperforming the benchmark.

Top Contributors
↑	NVIDIA Corporation
↑	Costco Wholesale Corporation
↑	ServiceNow, Inc.

Top Detractors
↓	Estee Lauder Companies Inc. Class A
↓	Chewy, Inc. Class A
↓	DexCom, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	19.53	11.33	12.36
Russell 1000 Index	23.88	14.61	12.51
Russell 1000 Growth Index	33.48	19.34	16.33

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/growth-equity-fund for more recent performance information.
Net Assets	$ 1,144,404,469
Holdings Count | $ / shares	32
Advisory Fees Paid, Amount	$ 11,163,764
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,144,404,469
Number of Holdings	32

Net Advisory Fee	$11,163,764
Portfolio Turnover	33%

Holdings [Text Block]

Top Sectors*	(%)
Information Technology	35.5%
Health Care	15.9%
Industrials	14.4%
Financials	10.8%
Consumer Discretionary	8.9%
Consumer Staples	4.7%
Communication Services	4.0%
Real Estate	2.7%
Cash & Other	3.1%

Top 10 Issuers	(%)
Amazon.com, Inc.	5.0%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.9%
Costco Wholesale Corp.	4.7%
ServiceNow, Inc.	4.2%
Intuitive Surgical, Inc.	4.2%
Intuit, Inc.	4.0%
Alphabet, Inc.	4.0%
Hilton Worldwide Holdings, Inc.	3.9%
Mastercard, Inc.	3.7%
[2]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Advisor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Growth Equity Fund
Class Name	Advisor Shares
Trading Symbol	BAGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Growth Equity Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$118	1.08%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Underperformance in the Fund was driven primarily by health care. Sentiment within health care was weak during the 3rd quarter of 2023, as investors continued to deliberate any potential impacts from GLP-1s. Information Technology was the best performing sector both in absolute terms and from a relative perspective, driven by NVIDIA Corporation, a market leader in advanced graphic processing units. The stock traded up sharply over the period following robust financial results and investor excitement for Artificial Intelligence, broadly.
POSITIONING
The Fund’s allocation to Information Technology increased during the period, primarily from strong absolute performance and the additions of Cadence Design Systems, Marvell Technology and Workday. Our exposure to health care also decreased during the period due to the exit of DexCom. While DexCom executed on penetrating several patient populations during our 7-year ownership period, there are fewer unserved patient population into which the company can expand.
PERFORMANCE
The Fund delivered strong absolute performance during the period, underperforming the benchmark.

Top Contributors
↑	NVIDIA Corporation
↑	Costco Wholesale Corporation
↑	ServiceNow, Inc.

Top Detractors
↓	Estee Lauder Companies Inc. Class A
↓	Chewy, Inc. Class A
↓	DexCom, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	19.22	11.06	12.08
Russell 1000 Index	23.88	14.61	12.51
Russell 1000 Growth Index	33.48	19.34	16.33

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/growth-equity-fund for more recent performance information.
Net Assets	$ 1,144,404,469
Holdings Count | $ / shares	32
Advisory Fees Paid, Amount	$ 11,163,764
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,144,404,469
Number of Holdings	32

Net Advisory Fee	$11,163,764
Portfolio Turnover	33%

Holdings [Text Block]

Top Sectors*	(%)
Information Technology	35.5%
Health Care	15.9%
Industrials	14.4%
Financials	10.8%
Consumer Discretionary	8.9%
Consumer Staples	4.7%
Communication Services	4.0%
Real Estate	2.7%
Cash & Other	3.1%

Top 10 Issuers	(%)
Amazon.com, Inc.	5.0%
Microsoft Corp.	4.9%
NVIDIA Corp.	4.9%
Costco Wholesale Corp.	4.7%
ServiceNow, Inc.	4.2%
Intuitive Surgical, Inc.	4.2%
Intuit, Inc.	4.0%
Alphabet, Inc.	4.0%
Hilton Worldwide Holdings, Inc.	3.9%
Mastercard, Inc.	3.7%
[3]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Flexible Equity Fund
Class Name	Institutional Shares
Trading Symbol	BAFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Flexible Equity Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$60	0.53%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund outperformed its benchmark, the S&P 500 Index.
The largest market capitalization companies continue to dominate investors’ interest and have led the returns in the marketplace. Fund holdings Microsoft and Apple each surpassed a $3 trillion market valuation, a feat unimaginable just a few years ago. Within the larger capitalization category, growth stocks have significantly outperformed value stocks.
WHAT FACTORS INFLUENCED PERFORMANCE
Security selection had a larger effect on the portfolio than sector allocation.  The outperformance of the Fund was driven by Communication Services, Consumer Discretionary and Industrials sectors. These sectors had a significantly higher return than the sectors in the Index. Within these sectors, Alphabet, Meta Platforms, Amazon, GE Aerospace and United Rentals were top contributors to the Fund’s return. Interestingly, the Information Technology sector was the Fund’s second biggest contributor to return but the largest detractor as compared to the Index. The sector in the Fund had a lower weighting and lower return than the Index.
POSITIONING
The sector weightings did not change meaningfully during the twelve-month period.  We focus on individual company selection and seek to incorporate a reasonable balance of sector exposure as part of our risk management process. We believe that companies in the same sectors can vary as greatly in their business economics and profiles as companies in completely different sectors.
PERFORMANCE
The portfolio return exceeded the S&P 500 Index. Security selection had a larger effect on the portfolio than sector allocation.

Top Contributors
↑	Meta Platforms Inc Class A
↑	Microsoft Corporation
↑	KKR & Co Inc

Top Detractors
↓	Align Technology, Inc.
↓	CarMax, Inc.
↓	Edwards Lifesciences Corporation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	27.63	15.72	13.12
S&P 500 Index	24.56	15.05	12.86

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/flexible-equity-fund for more recent performance information.
Net Assets	$ 926,396,606
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 3,382,149
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$926,396,606
Number of Holdings	47

Net Advisory Fee	$3,382,149
Portfolio Turnover	15%

Holdings [Text Block]

Top Sectors*	(%)
Financials	26.2%
Information Technology	21.1%
Communication Services	12.7%
Health Care	11.7%
Consumer Discretionary	11.5%
Industrials	8.5%
Energy	2.9%
Consumer Staples	1.0%
Real Estate	0.8%
Cash & Other	3.6%

Top 10 Issuers	(%)
Microsoft Corp.	7.4%
Alphabet, Inc.	6.8%
Meta Platforms, Inc.	4.7%
Visa, Inc.	4.2%
Mastercard, Inc.	4.2%
Amazon.com, Inc.	4.1%
Berkshire Hathaway, Inc.	3.8%
KKR & Co., Inc.	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.5%
First American Government Obligations Fund	3.4%
[4]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Flexible Equity Fund
Class Name	Investor Shares
Trading Symbol	BIAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Flexible Equity Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$77	0.68%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund outperformed its benchmark, the S&P 500 Index.
The largest market capitalization companies continue to dominate investors’ interest and have led the returns in the marketplace. Fund holdings Microsoft and Apple each surpassed a $3 trillion market valuation, a feat unimaginable just a few years ago. Within the larger capitalization category, growth stocks have significantly outperformed value stocks.
WHAT FACTORS INFLUENCED PERFORMANCE
Security selection had a larger effect on the portfolio than sector allocation.  The outperformance of the Fund was driven by Communication Services, Consumer Discretionary and Industrials sectors. These sectors had a significantly higher return than the sectors in the Index. Within these sectors, Alphabet, Meta Platforms, Amazon, GE Aerospace and United Rentals were top contributors to the Fund’s return. Interestingly, the Information Technology sector was the Fund’s second biggest contributor to return but the largest detractor as compared to the Index. The sector in the Fund had a lower weighting and lower return than the Index.
POSITIONING
The sector weightings did not change meaningfully during the twelve-month period.  We focus on individual company selection and seek to incorporate a reasonable balance of sector exposure as part of our risk management process. We believe that companies in the same sectors can vary as greatly in their business economics and profiles as companies in completely different sectors.
PERFORMANCE
The portfolio return exceeded the S&P 500 Index. Security selection had a larger effect on the portfolio than sector allocation.

Top Contributors
↑	Meta Platforms Inc Class A
↑	Microsoft Corporation
↑	KKR & Co Inc

Top Detractors
↓	Align Technology, Inc.
↓	CarMax, Inc.
↓	Edwards Lifesciences Corporation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	27.46	15.55	12.95
S&P 500 Index	24.56	15.05	12.86

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/flexible-equity-fund for more recent performance information.
Net Assets	$ 926,396,606
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 3,382,149
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$926,396,606
Number of Holdings	47

Net Advisory Fee	$3,382,149
Portfolio Turnover	15%

Holdings [Text Block]

Top Sectors*	(%)
Financials	26.2%
Information Technology	21.1%
Communication Services	12.7%
Health Care	11.7%
Consumer Discretionary	11.5%
Industrials	8.5%
Energy	2.9%
Consumer Staples	1.0%
Real Estate	0.8%
Cash & Other	3.6%

Top 10 Issuers	(%)
Microsoft Corp.	7.4%
Alphabet, Inc.	6.8%
Meta Platforms, Inc.	4.7%
Visa, Inc.	4.2%
Mastercard, Inc.	4.2%
Amazon.com, Inc.	4.1%
Berkshire Hathaway, Inc.	3.8%
KKR & Co., Inc.	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.5%
First American Government Obligations Fund	3.4%
[5]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Advisor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Flexible Equity Fund
Class Name	Advisor Shares
Trading Symbol	BAFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Flexible Equity Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$106	0.93%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund outperformed its benchmark, the S&P 500 Index.
The largest market capitalization companies continue to dominate investors’ interest and have led the returns in the marketplace. Fund holdings Microsoft and Apple each surpassed a $3 trillion market valuation, a feat unimaginable just a few years ago. Within the larger capitalization category, growth stocks have significantly outperformed value stocks.
WHAT FACTORS INFLUENCED PERFORMANCE
Security selection had a larger effect on the portfolio than sector allocation.  The outperformance of the Fund was driven by Communication Services, Consumer Discretionary and Industrials sectors. These sectors had a significantly higher return than the sectors in the Index. Within these sectors, Alphabet, Meta Platforms, Amazon, GE Aerospace and United Rentals were top contributors to the Fund’s return. Interestingly, the Information Technology sector was the Fund’s second biggest contributor to return but the largest detractor as compared to the Index. The sector in the Fund had a lower weighting and lower return than the Index.
POSITIONING
The sector weightings did not change meaningfully during the twelve-month period.  We focus on individual company selection and seek to incorporate a reasonable balance of sector exposure as part of our risk management process. We believe that companies in the same sectors can vary as greatly in their business economics and profiles as companies in completely different sectors.
PERFORMANCE
The portfolio return exceeded the S&P 500 Index. Security selection had a larger effect on the portfolio than sector allocation.

Top Contributors
↑	Meta Platforms Inc Class A
↑	Microsoft Corporation
↑	KKR & Co Inc

Top Detractors
↓	Align Technology, Inc.
↓	CarMax, Inc.
↓	Edwards Lifesciences Corporation

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	27.13	15.26	12.67
S&P 500 Index	24.56	15.05	12.86

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/flexible-equity-fund for more recent performance information.
Net Assets	$ 926,396,606
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 3,382,149
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$926,396,606
Number of Holdings	47

Net Advisory Fee	$3,382,149
Portfolio Turnover	15%

Holdings [Text Block]

Top Sectors*	(%)
Financials	26.2%
Information Technology	21.1%
Communication Services	12.7%
Health Care	11.7%
Consumer Discretionary	11.5%
Industrials	8.5%
Energy	2.9%
Consumer Staples	1.0%
Real Estate	0.8%
Cash & Other	3.6%

Top 10 Issuers	(%)
Microsoft Corp.	7.4%
Alphabet, Inc.	6.8%
Meta Platforms, Inc.	4.7%
Visa, Inc.	4.2%
Mastercard, Inc.	4.2%
Amazon.com, Inc.	4.1%
Berkshire Hathaway, Inc.	3.8%
KKR & Co., Inc.	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.5%
First American Government Obligations Fund	3.4%
[6]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable Growth Fund
Class Name	Institutional Shares
Trading Symbol	BAFWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Sustainable Growth Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$68	0.60%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund outperformed its benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Sector positioning and stock selection positively impacted relative returns against the Russell 1000 Index. The strategy benefited from its overweight in information technology and lack of exposure to consumer staples, outweighing the negative effects of underweighting communication services and overweighting health care. Inclusive of stock selection and interaction, strong performance in information technology, industrials, and consumer discretionary overshadowed underperformance in health care and financials. Semiconductor holdings, such as NVDA, MPWR, CDNS, and KLAC, performed well due to investor enthusiasm for artificial intelligence and demand for data center technologies. The strategy’s sector exposures result from bottom-up stock-picking, not sector preferences or macro inputs.
POSITIONING
Adhering to the strategy’s portfolio construction philosophy, we balanced durable and rapid growth companies while ensuring diversification by business model, end market exposure, and growth theme. Trading activity increased slightly, with nine name swaps and strategic position re-sizing trades to optimize the upside potential to downside risk ratio at the security and portfolio levels. These actions are seen as upgrades that position the strategy for future success.
PERFORMANCE
The Fund’s outperformance was driven by strong stock selection, beneficial sector positioning, and favorable exposure to the emerging artificial intelligence megatrend.

Top Contributors
↑	NVIDIA Corporation
↑	Amazon.com, Inc.
↑	Microsoft Corporation

Top Detractors
↓	Block, Inc. Class A
↓	Bio-Rad Laboratories, Inc. Class A
↓	West Pharmaceutical Services, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	27.47	16.39	16.32
Russell 1000 Index	23.88	14.61	12.51
Russell 1000 Growth Index	33.48	19.34	16.33

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/sustainable-growth-fund for more recent performance information.
Net Assets	$ 9,953,876,192
Holdings Count | $ / shares	34
Advisory Fees Paid, Amount	$ 44,709,096
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$9,953,876,192
Number of Holdings	34

Net Advisory Fee	$44,709,096
Portfolio Turnover	35%

Holdings [Text Block]

Top Sectors*	(%)
Information Technology	41.7%
Financials	16.2%
Health Care	13.9%
Consumer Discretionary	11.4%
Industrials	9.1%
Communication Services	4.1%
Materials	1.8%
Cash & Other	1.8%

Top 10 Issuers	(%)
NVIDIA Corp.	8.3%
Microsoft Corp.	7.3%
Amazon.com, Inc.	6.6%
Intuit, Inc.	4.6%
Alphabet, Inc.	4.1%
ServiceNow, Inc.	4.1%
Visa, Inc.	3.9%
Danaher Corp.	3.1%
KKR & Co., Inc.	3.1%
Monolithic Power Systems, Inc.	3.1%
[7]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable Growth Fund
Class Name	Investor Shares
Trading Symbol	BIAWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Sustainable Growth Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$85	0.75%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund outperformed its benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Sector positioning and stock selection positively impacted relative returns against the Russell 1000 Index. The strategy benefited from its overweight in information technology and lack of exposure to consumer staples, outweighing the negative effects of underweighting communication services and overweighting health care. Inclusive of stock selection and interaction, strong performance in information technology, industrials, and consumer discretionary overshadowed underperformance in health care and financials. Semiconductor holdings, such as NVDA, MPWR, CDNS, and KLAC, performed well due to investor enthusiasm for artificial intelligence and demand for data center technologies. The strategy’s sector exposures result from bottom-up stock-picking, not sector preferences or macro inputs.
POSITIONING
Adhering to the strategy’s portfolio construction philosophy, we balanced durable and rapid growth companies while ensuring diversification by business model, end market exposure, and growth theme. Trading activity increased slightly, with nine name swaps and strategic position re-sizing trades to optimize the upside potential to downside risk ratio at the security and portfolio levels. These actions are seen as upgrades that position the strategy for future success.
PERFORMANCE
The Fund’s outperformance was driven by strong stock selection, beneficial sector positioning, and favorable exposure to the emerging artificial intelligence megatrend.

Top Contributors
↑	NVIDIA Corporation
↑	Amazon.com, Inc.
↑	Microsoft Corporation

Top Detractors
↓	Block, Inc. Class A
↓	Bio-Rad Laboratories, Inc. Class A
↓	West Pharmaceutical Services, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	27.31	16.22	16.15
Russell 1000 Index	23.88	14.61	12.51
Russell 1000 Growth Index	33.48	19.34	16.33

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/sustainable-growth-fund for more recent performance information.
Net Assets	$ 9,953,876,192
Holdings Count | $ / shares	34
Advisory Fees Paid, Amount	$ 44,709,096
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$9,953,876,192
Number of Holdings	34

Net Advisory Fee	$44,709,096
Portfolio Turnover	35%

Holdings [Text Block]

Top Sectors*	(%)
Information Technology	41.7%
Financials	16.2%
Health Care	13.9%
Consumer Discretionary	11.4%
Industrials	9.1%
Communication Services	4.1%
Materials	1.8%
Cash & Other	1.8%

Top 10 Issuers	(%)
NVIDIA Corp.	8.3%
Microsoft Corp.	7.3%
Amazon.com, Inc.	6.6%
Intuit, Inc.	4.6%
Alphabet, Inc.	4.1%
ServiceNow, Inc.	4.1%
Visa, Inc.	3.9%
Danaher Corp.	3.1%
KKR & Co., Inc.	3.1%
Monolithic Power Systems, Inc.	3.1%
[8]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Advisor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable Growth Fund
Class Name	Advisor Shares
Trading Symbol	BAWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Sustainable Growth Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$113	1.00%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund outperformed its benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Sector positioning and stock selection positively impacted relative returns against the Russell 1000 Index. The strategy benefited from its overweight in information technology and lack of exposure to consumer staples, outweighing the negative effects of underweighting communication services and overweighting health care. Inclusive of stock selection and interaction, strong performance in information technology, industrials, and consumer discretionary overshadowed underperformance in health care and financials. Semiconductor holdings, such as NVDA, MPWR, CDNS, and KLAC, performed well due to investor enthusiasm for artificial intelligence and demand for data center technologies. The strategy’s sector exposures result from bottom-up stock-picking, not sector preferences or macro inputs.
POSITIONING
Adhering to the strategy’s portfolio construction philosophy, we balanced durable and rapid growth companies while ensuring diversification by business model, end market exposure, and growth theme. Trading activity increased slightly, with nine name swaps and strategic position re-sizing trades to optimize the upside potential to downside risk ratio at the security and portfolio levels. These actions are seen as upgrades that position the strategy for future success.
PERFORMANCE
The Fund’s outperformance was driven by strong stock selection, beneficial sector positioning, and favorable exposure to the emerging artificial intelligence megatrend.

Top Contributors
↑	NVIDIA Corporation
↑	Amazon.com, Inc.
↑	Microsoft Corporation

Top Detractors
↓	Block, Inc. Class A
↓	Bio-Rad Laboratories, Inc. Class A
↓	West Pharmaceutical Services, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	26.95	15.93	15.86
Russell 1000 Index	23.88	14.61	12.51
Russell 1000 Growth Index	33.48	19.34	16.33

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/sustainable-growth-fund for more recent performance information.
Net Assets	$ 9,953,876,192
Holdings Count | $ / shares	34
Advisory Fees Paid, Amount	$ 44,709,096
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$9,953,876,192
Number of Holdings	34

Net Advisory Fee	$44,709,096
Portfolio Turnover	35%

Holdings [Text Block]

Top Sectors*	(%)
Information Technology	41.7%
Financials	16.2%
Health Care	13.9%
Consumer Discretionary	11.4%
Industrials	9.1%
Communication Services	4.1%
Materials	1.8%
Cash & Other	1.8%

Top 10 Issuers	(%)
NVIDIA Corp.	8.3%
Microsoft Corp.	7.3%
Amazon.com, Inc.	6.6%
Intuit, Inc.	4.6%
Alphabet, Inc.	4.1%
ServiceNow, Inc.	4.1%
Visa, Inc.	3.9%
Danaher Corp.	3.1%
KKR & Co., Inc.	3.1%
Monolithic Power Systems, Inc.	3.1%
[9]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Mid-Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	BAFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Mid-Cap Growth Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$88	0.82%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The main factor influencing performance is our style and area of focus. Our strategy tends to look for small-capitalization equities that have an opportunity to grow at an above average rate over the long-term. Due to our focus on smaller companies, we do not purchase mid-cap or large-cap stocks. Thus, we never considered some of the most prolific gainers in the large-cap space such as Microsoft, Nvidia, Alphabet and other mega-cap technology names along with a number of the best performers in Healthcare.
POSITIONING
Our philosophy harnesses the power of compounding, focusing on “3G” businesses (durable Growth, sound Governance, scalable Go-to-market strategies) that have a higher than average probability of making the journey from small-cap to mid-cap (and perhaps large-cap) than most companies. Since we are more closely aligned with the smaller capitalization universe, we are massively underweight Information Technology and considerably overweight Healthcare.
PERFORMANCE
The 12-month period ending June 30, 2024 was challenging due to our lack of ownership of any of the large-cap stocks that drove the Russell 1000 Index over this period. This produced a massive underweight to strong performing sectors such as Information Technology, Communication Services and Financials.

Top Contributors
↑	CrowdStrike Holdings, Inc. Class A
↑	Fair Isaac Corporation
↑	Pinterest, Inc. Class A

Top Detractors
↓	Paycom Software, Inc.
↓	agilon health inc
↓	CoStar Group, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/02/2018)
Institutional Shares	14.48	6.81	8.36
Russell 1000 Index	23.88	14.61	13.79
Russell Midcap Growth Index	15.05	9.93	10.52

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/mid-cap-growth-fund for more recent performance information.
Net Assets	$ 96,923,868
Holdings Count | $ / shares	59
Advisory Fees Paid, Amount	$ 600,794
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$96,923,868
Number of Holdings	59

Net Advisory Fee	$600,794
Portfolio Turnover	63%

Holdings [Text Block]

Top Sectors*	(%)
Health Care	22.1%
Information Technology	21.9%
Industrials	20.4%
Consumer Discretionary	9.6%
Financials	8.7%
Communication Services	3.6%
Real Estate	3.1%
Energy	3.0%
Materials	2.2%
Cash & Other	5.4%

Top 10 Issuers	(%)
Dexcom, Inc.	3.8%
Marvell Technology, Inc.	3.6%
First American Government Obligations Fund	3.4%
Waste Connections, Inc.	3.1%
Cheniere Energy, Inc.	3.0%
Copart, Inc.	2.6%
CoStar Group, Inc.	2.6%
Edwards Lifesciences Corp.	2.6%
Gartner, Inc.	2.5%
Fair Isaac Corp.	2.5%
[10]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Mid-Cap Growth Fund
Class Name	Investor Shares
Trading Symbol	BMIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Mid-Cap Growth Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$104	0.97%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The main factor influencing performance is our style and area of focus. Our strategy tends to look for small-capitalization equities that have an opportunity to grow at an above average rate over the long-term. Due to our focus on smaller companies, we do not purchase mid-cap or large-cap stocks. Thus, we never considered some of the most prolific gainers in the large-cap space such as Microsoft, Nvidia, Alphabet and other mega-cap technology names along with a number of the best performers in Healthcare.
POSITIONING
Our philosophy harnesses the power of compounding, focusing on “3G” businesses (durable Growth, sound Governance, scalable Go-to-market strategies) that have a higher than average probability of making the journey from small-cap to mid-cap (and perhaps large-cap) than most companies. Since we are more closely aligned with the smaller capitalization universe, we are massively underweight Information Technology and considerably overweight Healthcare.
PERFORMANCE
The 12-month period ending June 30, 2024 was challenging due to our lack of ownership of any of the large-cap stocks that drove the Russell 1000 Index over this period. This produced a massive underweight to strong performing sectors such as Information Technology, Communication Services and Financials.

Top Contributors
↑	CrowdStrike Holdings, Inc. Class A
↑	Fair Isaac Corporation
↑	Pinterest, Inc. Class A

Top Detractors
↓	Paycom Software, Inc.
↓	agilon health inc
↓	CoStar Group, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/02/2017)
Investor Shares	14.23	6.63	9.37
Russell 1000 Index	23.88	14.61	13.69
Russell Midcap Growth Index	15.05	9.93	11.22

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/mid-cap-growth-fund for more recent performance information.
Net Assets	$ 96,923,868
Holdings Count | $ / shares	59
Advisory Fees Paid, Amount	$ 600,794
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$96,923,868
Number of Holdings	59

Net Advisory Fee	$600,794
Portfolio Turnover	63%

Holdings [Text Block]

Top Sectors*	(%)
Health Care	22.1%
Information Technology	21.9%
Industrials	20.4%
Consumer Discretionary	9.6%
Financials	8.7%
Communication Services	3.6%
Real Estate	3.1%
Energy	3.0%
Materials	2.2%
Cash & Other	5.4%

Top 10 Issuers	(%)
Dexcom, Inc.	3.8%
Marvell Technology, Inc.	3.6%
First American Government Obligations Fund	3.4%
Waste Connections, Inc.	3.1%
Cheniere Energy, Inc.	3.0%
Copart, Inc.	2.6%
CoStar Group, Inc.	2.6%
Edwards Lifesciences Corp.	2.6%
Gartner, Inc.	2.5%
Fair Isaac Corp.	2.5%
[11]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Small-Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	BAFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Small-Cap Growth Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$96	0.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its regulatory benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The main factor influencing performance is our style and area of focus. Our strategy tends to look for small-capitalization equities that have an opportunity to grow at an above average rate over the long-term. Due to our focus on smaller companies, we do not purchase mid-cap or large-cap stocks. Thus, we never considered some of the most prolific gainers in the large-cap space such as Microsoft, Nvidia, Alphabet and other mega-cap technology names along with a number of the best performers in Healthcare.
POSITIONING
Our philosophy harnesses the power of compounding, focusing on “3G” businesses (durable Growth, sound Governance, scalable Go-to-market strategies) that have a higher than average probability of making the journey from small-cap to mid-cap (and perhaps large-cap) than most companies. Since we are more closely aligned with the smaller capitalization universe, we are massively underweight Information Technology and considerably overweight Healthcare.
PERFORMANCE
The 12-month period ending June 30, 2024 was challenging due to our lack of ownership of any of the large-cap stocks that drove the Russell 1000 Index over this period. This produced a massive underweight to strong performing sectors such as Information Technology, Communication Services and Financials.

Top Contributors
↑	Casey’s General Stores, Inc.
↑	Pinterest, Inc. Class A
↑	Neurocrine Biosciences, Inc.

Top Detractors
↓	Accolade, Inc.
↓	SI-BONE, Inc.
↓	agilon health inc

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	2.32	5.39	8.89
Russell 1000 Index	23.88	14.61	12.51
Russell 2000 Growth Index	9.14	6.17	7.39

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/small-cap-growth-fund for more recent performance information.
Net Assets	$ 1,620,616,853
Holdings Count | $ / shares	80
Advisory Fees Paid, Amount	$ 17,495,020
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,620,616,853
Number of Holdings	80

Net Advisory Fee	$17,495,020
Portfolio Turnover	28%

Holdings [Text Block]

Top Sectors*	(%)
Industrials	25.3%
Health Care	23.7%
Information Technology	20.6%
Consumer Discretionary	7.7%
Financials	4.7%
Energy	3.8%
Materials	3.7%
Communication Services	3.0%
Consumer Staples	2.8%
Cash & Other	4.7%

Top 10 Issuers	(%)
Bright Horizons Family Solutions, Inc.	3.8%
First American Government Obligations Fund	2.9%
Waste Connections, Inc.	2.7%
HealthEquity, Inc.	2.6%
Prosperity Bancshares, Inc.	2.6%
ChampionX Corp.	2.6%
Casey’s General Stores, Inc.	2.5%
Valmont Industries, Inc.	2.5%
Neurocrine Biosciences, Inc.	2.3%
Dynatrace, Inc.	2.2%
[12]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Small-Cap Growth Fund
Class Name	Investor Shares
Trading Symbol	BIASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Small-Cap Growth Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$111	1.10%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its regulatory benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The main factor influencing performance is our style and area of focus. Our strategy tends to look for small-capitalization equities that have an opportunity to grow at an above average rate over the long-term. Due to our focus on smaller companies, we do not purchase mid-cap or large-cap stocks. Thus, we never considered some of the most prolific gainers in the large-cap space such as Microsoft, Nvidia, Alphabet and other mega-cap technology names along with a number of the best performers in Healthcare.
POSITIONING
Our philosophy harnesses the power of compounding, focusing on “3G” businesses (durable Growth, sound Governance, scalable Go-to-market strategies) that have a higher than average probability of making the journey from small-cap to mid-cap (and perhaps large-cap) than most companies. Since we are more closely aligned with the smaller capitalization universe, we are massively underweight Information Technology and considerably overweight Healthcare.
PERFORMANCE
The 12-month period ending June 30, 2024 was challenging due to our lack of ownership of any of the large-cap stocks that drove the Russell 1000 Index over this period. This produced a massive underweight to strong performing sectors such as Information Technology, Communication Services and Financials.

Top Contributors
↑	Casey’s General Stores, Inc.
↑	Pinterest, Inc. Class A
↑	Neurocrine Biosciences, Inc.

Top Detractors
↓	Accolade, Inc.
↓	SI-BONE, Inc.
↓	agilon health inc

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	2.12	5.22	8.73
Russell 1000 Index	23.88	14.61	12.51
Russell 2000 Growth Index	9.14	6.17	7.39

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/small-cap-growth-fund for more recent performance information.
Net Assets	$ 1,620,616,853
Holdings Count | $ / shares	80
Advisory Fees Paid, Amount	$ 17,495,020
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,620,616,853
Number of Holdings	80

Net Advisory Fee	$17,495,020
Portfolio Turnover	28%

Holdings [Text Block]

Top Sectors*	(%)
Industrials	25.3%
Health Care	23.7%
Information Technology	20.6%
Consumer Discretionary	7.7%
Financials	4.7%
Energy	3.8%
Materials	3.7%
Communication Services	3.0%
Consumer Staples	2.8%
Cash & Other	4.7%

Top 10 Issuers	(%)
Bright Horizons Family Solutions, Inc.	3.8%
First American Government Obligations Fund	2.9%
Waste Connections, Inc.	2.7%
HealthEquity, Inc.	2.6%
Prosperity Bancshares, Inc.	2.6%
ChampionX Corp.	2.6%
Casey’s General Stores, Inc.	2.5%
Valmont Industries, Inc.	2.5%
Neurocrine Biosciences, Inc.	2.3%
Dynatrace, Inc.	2.2%
[13]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Advisor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Small-Cap Growth Fund
Class Name	Advisor Shares
Trading Symbol	BASAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Small-Cap Growth Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$136	1.35%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its regulatory benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The main factor influencing performance is our style and area of focus. Our strategy tends to look for small-capitalization equities that have an opportunity to grow at an above average rate over the long-term. Due to our focus on smaller companies, we do not purchase mid-cap or large-cap stocks. Thus, we never considered some of the most prolific gainers in the large-cap space such as Microsoft, Nvidia, Alphabet and other mega-cap technology names along with a number of the best performers in Healthcare.
POSITIONING
Our philosophy harnesses the power of compounding, focusing on “3G” businesses (durable Growth, sound Governance, scalable Go-to-market strategies) that have a higher than average probability of making the journey from small-cap to mid-cap (and perhaps large-cap) than most companies. Since we are more closely aligned with the smaller capitalization universe, we are massively underweight Information Technology and considerably overweight Healthcare.
PERFORMANCE
The 12-month period ending June 30, 2024 was challenging due to our lack of ownership of any of the large-cap stocks that drove the Russell 1000 Index over this period. This produced a massive underweight to strong performing sectors such as Information Technology, Communication Services and Financials.

Top Contributors
↑	Casey’s General Stores, Inc.
↑	Pinterest, Inc. Class A
↑	Neurocrine Biosciences, Inc.

Top Detractors
↓	Accolade, Inc.
↓	SI-BONE, Inc.
↓	agilon health inc

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	1.86	4.96	8.46
Russell 1000 Index	23.88	14.61	12.51
Russell 2000 Growth Index	9.14	6.17	7.39

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/small-cap-growth-fund for more recent performance information.
Net Assets	$ 1,620,616,853
Holdings Count | $ / shares	80
Advisory Fees Paid, Amount	$ 17,495,020
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,620,616,853
Number of Holdings	80

Net Advisory Fee	$17,495,020
Portfolio Turnover	28%

Holdings [Text Block]

Top Sectors*	(%)
Industrials	25.3%
Health Care	23.7%
Information Technology	20.6%
Consumer Discretionary	7.7%
Financials	4.7%
Energy	3.8%
Materials	3.7%
Communication Services	3.0%
Consumer Staples	2.8%
Cash & Other	4.7%

Top 10 Issuers	(%)
Bright Horizons Family Solutions, Inc.	3.8%
First American Government Obligations Fund	2.9%
Waste Connections, Inc.	2.7%
HealthEquity, Inc.	2.6%
Prosperity Bancshares, Inc.	2.6%
ChampionX Corp.	2.6%
Casey’s General Stores, Inc.	2.5%
Valmont Industries, Inc.	2.5%
Neurocrine Biosciences, Inc.	2.3%
Dynatrace, Inc.	2.2%
[14]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Small-Cap Fundamental Value Fund
Class Name	Institutional Shares
Trading Symbol	BAUUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Small-Cap Fundamental Value Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$103	0.95%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its regulatory benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contribution to Fund performance was mainly driven by the consumer discretionary sector while the communication services sector was the biggest detractor. The largest individual contributor to performance was Modine Manufacturing Company (MOD) and the largest individual detractor to performance was Cable One, Inc. (CABO).
POSITIONING
We were active during the period and invested in 16 new companies and exited from 15 companies. Most of the activity during the 12-month period was within the financials sector. A notable addition to the financials sector in the second quarter of 2024 was Old National Bancorp (ONB). ONB is a high-performing bank that operates across the Midwest and the Southeast. We believe the company’s stock is undervalued – trading below nine times next year’s earnings.
PERFORMANCE
The Fund posted positive returns and underperformed its regulatory benchmark, the Russell 1000 Index, during the period.

Top Contributors
↑	Modine Manufacturing Company
↑	Onto Innovation, Inc.
↑	Signet Jewelers Limited

Top Detractors
↓	Cable One, Inc.
↓	WideOpenWest, Inc.
↓	TreeHouse Foods, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	16.33	7.98	7.00
Russell 1000 Index	23.88	14.61	12.51
Russell 2000 Value Index	10.90	7.07	6.23

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/small-cap-fundamental-value-fund for more recent performance information.
Net Assets	$ 1,354,832,027
Holdings Count | $ / shares	66
Advisory Fees Paid, Amount	$ 10,832,482
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,354,832,027
Number of Holdings	66

Net Advisory Fee	$10,832,482
Portfolio Turnover	44%

Holdings [Text Block]

Top Sectors*	(%)
Financials	27.1%
Industrials	15.4%
Consumer Discretionary	11.9%
Real Estate	7.4%
Information Technology	7.1%
Materials	6.5%
Energy	5.9%
Communication Services	5.8%
Utilities	4.4%
Cash & Other	8.5%

Top 10 Issuers	(%)
First American Government Obligations Fund	3.5%
Modine Manufacturing Co.	3.0%
Eagle Materials, Inc.	2.9%
Bancorp, Inc.	2.9%
NCR Atleos Corp.	2.8%
Talen Energy Corp.	2.7%
CTS Corp.	2.5%
Equity Commonwealth	2.3%
Orion S.A.	2.3%
Signet Jewelers Ltd.	2.3%
[15]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Small-Cap Fundamental Value Fund
Class Name	Investor Shares
Trading Symbol	BIAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Small-Cap Fundamental Value Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$119	1.10%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its regulatory benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contribution to Fund performance was mainly driven by the consumer discretionary sector while the communication services sector was the biggest detractor. The largest individual contributor to performance was Modine Manufacturing Company (MOD) and the largest individual detractor to performance was Cable One, Inc. (CABO).
POSITIONING
We were active during the period and invested in 16 new companies and exited from 15 companies. Most of the activity during the 12-month period was within the financials sector. A notable addition to the financials sector in the second quarter of 2024 was Old National Bancorp (ONB). ONB is a high-performing bank that operates across the Midwest and the Southeast. We believe the company’s stock is undervalued – trading below nine times next year’s earnings.
PERFORMANCE
The Fund posted positive returns and underperformed its regulatory benchmark, the Russell 1000 Index, during the period.

Top Contributors
↑	Modine Manufacturing Company
↑	Onto Innovation, Inc.
↑	Signet Jewelers Limited

Top Detractors
↓	Cable One, Inc.
↓	WideOpenWest, Inc.
↓	TreeHouse Foods, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	16.17	7.82	6.84
Russell 1000 Index	23.88	14.61	12.51
Russell 2000 Value Index	10.90	7.07	6.23

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/small-cap-fundamental-value-fund for more recent performance information.
Net Assets	$ 1,354,832,027
Holdings Count | $ / shares	66
Advisory Fees Paid, Amount	$ 10,832,482
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,354,832,027
Number of Holdings	66

Net Advisory Fee	$10,832,482
Portfolio Turnover	44%

Holdings [Text Block]

Top Sectors*	(%)
Financials	27.1%
Industrials	15.4%
Consumer Discretionary	11.9%
Real Estate	7.4%
Information Technology	7.1%
Materials	6.5%
Energy	5.9%
Communication Services	5.8%
Utilities	4.4%
Cash & Other	8.5%

Top 10 Issuers	(%)
First American Government Obligations Fund	3.5%
Modine Manufacturing Co.	3.0%
Eagle Materials, Inc.	2.9%
Bancorp, Inc.	2.9%
NCR Atleos Corp.	2.8%
Talen Energy Corp.	2.7%
CTS Corp.	2.5%
Equity Commonwealth	2.3%
Orion S.A.	2.3%
Signet Jewelers Ltd.	2.3%
[16]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Advisor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Small-Cap Fundamental Value Fund
Class Name	Advisor Shares
Trading Symbol	BAUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Small-Cap Fundamental Value Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$146	1.35%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its regulatory benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contribution to Fund performance was mainly driven by the consumer discretionary sector while the communication services sector was the biggest detractor. The largest individual contributor to performance was Modine Manufacturing Company (MOD) and the largest individual detractor to performance was Cable One, Inc. (CABO).
POSITIONING
We were active during the period and invested in 16 new companies and exited from 15 companies. Most of the activity during the 12-month period was within the financials sector. A notable addition to the financials sector in the second quarter of 2024 was Old National Bancorp (ONB). ONB is a high-performing bank that operates across the Midwest and the Southeast. We believe the company’s stock is undervalued – trading below nine times next year’s earnings.
PERFORMANCE
The Fund posted positive returns and underperformed its regulatory benchmark, the Russell 1000 Index, during the period.

Top Contributors
↑	Modine Manufacturing Company
↑	Onto Innovation, Inc.
↑	Signet Jewelers Limited

Top Detractors
↓	Cable One, Inc.
↓	WideOpenWest, Inc.
↓	TreeHouse Foods, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	15.86	7.55	6.57
Russell 1000 Index	23.88	14.61	12.51
Russell 2000 Value Index	10.90	7.07	6.23

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/small-cap-fundamental-value-fund for more recent performance information.
Net Assets	$ 1,354,832,027
Holdings Count | $ / shares	66
Advisory Fees Paid, Amount	$ 10,832,482
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,354,832,027
Number of Holdings	66

Net Advisory Fee	$10,832,482
Portfolio Turnover	44%

Holdings [Text Block]

Top Sectors*	(%)
Financials	27.1%
Industrials	15.4%
Consumer Discretionary	11.9%
Real Estate	7.4%
Information Technology	7.1%
Materials	6.5%
Energy	5.9%
Communication Services	5.8%
Utilities	4.4%
Cash & Other	8.5%

Top 10 Issuers	(%)
First American Government Obligations Fund	3.5%
Modine Manufacturing Co.	3.0%
Eagle Materials, Inc.	2.9%
Bancorp, Inc.	2.9%
NCR Atleos Corp.	2.8%
Talen Energy Corp.	2.7%
CTS Corp.	2.5%
Equity Commonwealth	2.3%
Orion S.A.	2.3%
Signet Jewelers Ltd.	2.3%
[17]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable Small-Cap Core Fund
Class Name	Institutional Shares
Trading Symbol	BAFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Sustainable Small-Cap Core Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$98	0.93%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its regulatory benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contribution to Fund performance was primarily driven by stock selection in the industrials sector, while communication services sector was the biggest detractor. The largest individual contributor to performance was SPX Technologies (SPXC) and the largest individual detractor to performance was Cable One, Inc. (CABO).
POSITIONING
We were active during the 12-month period and invested in 16 new companies and exited from 17 companies.  Activity was broad based across sectors, but most heavily focused within the industrials, financials, and health care sectors. A notable addition to the industrials sector during the period was Kadant, a manufacturer of equipment for process industries. The company’s solutions have long focused on helping customers reduce waste and generate more yield with fewer inputs, particularly fiber, energy, and water. We believe Kadant should be able to continue to grow due to its exposure to many sustainability-linked secular drivers, such as the shift towards recycled and renewable materials, and waste reduction trends.
PERFORMANCE
Small cap indices faced unprecedented underperformance relative to large cap indices during the 12-month period, resulting in the fund underperforming compared to its regulatory benchmark the Russell 1000 Index.

Top Contributors
↑	Onto Innovation, Inc.
↑	SPX Technologies, Inc.
↑	Comfort Systems USA, Inc.

Top Detractors
↓	Cable One, Inc.
↓	Accolade, Inc.
↓	SI-BONE, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Institutional Shares	10.51	-0.97
Russell 1000 Index	23.88	9.50
Russell 2000 Index	10.06	-1.22

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/sustainable-small-cap-core-fund for more recent performance information.
Net Assets	$ 76,950,879
Holdings Count | $ / shares	70
Advisory Fees Paid, Amount	$ 452,713
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$76,950,879
Number of Holdings	70

Net Advisory Fee	$452,713
Portfolio Turnover	32%

Holdings [Text Block]

Top Sectors*	(%)
Financials	20.2%
Industrials	19.0%
Health Care	16.7%
Information Technology	14.8%
Consumer Discretionary	8.0%
Real Estate	5.4%
Materials	3.3%
Communication Services	2.9%
Consumer Staples	1.6%
Cash & Other	8.1%

Top 10 Issuers	(%)
First American Government Obligations Fund	7.2%
Bright Horizons Family Solutions, Inc.	2.6%
Bancorp, Inc.	2.6%
Onto Innovation, Inc.	2.5%
MGIC Investment Corp.	2.5%
SPX Technologies, Inc.	2.4%
Valmont Industries, Inc.	2.2%
Kadant, Inc.	2.0%
Assured Guaranty Ltd.	2.0%
Encompass Health Corp.	2.0%
[18]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable Small-Cap Core Fund
Class Name	Investor Shares
Trading Symbol	BIAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Sustainable Small-Cap Core Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$114	1.08%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its regulatory benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contribution to Fund performance was primarily driven by stock selection in the industrials sector, while communication services sector was the biggest detractor. The largest individual contributor to performance was SPX Technologies (SPXC) and the largest individual detractor to performance was Cable One, Inc. (CABO).
POSITIONING
We were active during the 12-month period and invested in 16 new companies and exited from 17 companies.  Activity was broad based across sectors, but most heavily focused within the industrials, financials, and health care sectors. A notable addition to the industrials sector during the period was Kadant, a manufacturer of equipment for process industries. The company’s solutions have long focused on helping customers reduce waste and generate more yield with fewer inputs, particularly fiber, energy, and water. We believe Kadant should be able to continue to grow due to its exposure to many sustainability-linked secular drivers, such as the shift towards recycled and renewable materials, and waste reduction trends.
PERFORMANCE
Small cap indices faced unprecedented underperformance relative to large cap indices during the 12-month period, resulting in the fund underperforming compared to its regulatory benchmark the Russell 1000 Index.

Top Contributors
↑	Onto Innovation, Inc.
↑	SPX Technologies, Inc.
↑	Comfort Systems USA, Inc.

Top Detractors
↓	Cable One, Inc.
↓	Accolade, Inc.
↓	SI-BONE, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (09/30/2021)
Investor Shares	10.25	-1.14
Russell 1000 Index	23.88	9.50
Russell 2000 Index	10.06	-1.22

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/sustainable-small-cap-core-fund for more recent performance information.
Net Assets	$ 76,950,879
Holdings Count | $ / shares	70
Advisory Fees Paid, Amount	$ 452,713
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$76,950,879
Number of Holdings	70

Net Advisory Fee	$452,713
Portfolio Turnover	32%

Holdings [Text Block]

Top Sectors*	(%)
Financials	20.2%
Industrials	19.0%
Health Care	16.7%
Information Technology	14.8%
Consumer Discretionary	8.0%
Real Estate	5.4%
Materials	3.3%
Communication Services	2.9%
Consumer Staples	1.6%
Cash & Other	8.1%

Top 10 Issuers	(%)
First American Government Obligations Fund	7.2%
Bright Horizons Family Solutions, Inc.	2.6%
Bancorp, Inc.	2.6%
Onto Innovation, Inc.	2.5%
MGIC Investment Corp.	2.5%
SPX Technologies, Inc.	2.4%
Valmont Industries, Inc.	2.2%
Kadant, Inc.	2.0%
Assured Guaranty Ltd.	2.0%
Encompass Health Corp.	2.0%
[19]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable Value Fund
Class Name	Institutional Shares
Trading Symbol	BASVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Sustainable Value Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$78	0.70%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Performance was driven primarily by Utilities, Industrials, Financials, and Materials. Technology performed the well in absolute terms but was a detractor given our underweight position relative to the benchmark. Health Care was also a detractor to performance during the time period as our exposure to managed care and healthcare equipment underperformed other areas of health care like biotechnology. We were pleased to see that the majority of our performance was driven by stock selection as opposed to sector allocation.
POSITIONING
We look for high quality businesses that generate consistent high levels of free cash flow, possess a Sustainable Free Cash Flow Advantage, exhibit capital discipline and trade at attractive valuations. We believe a portfolio of companies with these characteristics will lead to compelling risk adjusted returns over the long term while providing a margin of safety to investors. Over the lasts year we have increased our exposure to Financials, energy, and materials and reduced our exposure to consumer discretionary and communication services.
PERFORMANCE
The Fund posted positive absolute returns during the period as the markets recovered from the regional banking crisis during the spring of 2023.

Top Contributors
↑	Constellation Energy Corporation
↑	Trane Technologies plc
↑	KKR & Co Inc

Top Detractors
↓	Bio-Rad Laboratories, Inc. Class A
↓	Kenvue, Inc.
↓	Medtronic Plc

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/28/2023)
Institutional Shares	23.55	17.44
Russell 1000 Index	23.88	27.83
Russell 1000 Value Index	13.06	12.57

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/sustainable-value-fund for more recent performance information.
Net Assets	$ 100,400,756
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 336,941
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$100,400,756
Number of Holdings	43

Net Advisory Fee	$336,941
Portfolio Turnover	37%

Holdings [Text Block]

Top Sectors*	(%)
Financials	19.1%
Health Care	15.4%
Industrials	12.6%
Information Technology	10.8%
Communication Services	10.1%
Energy	7.0%
Consumer Discretionary	5.0%
Consumer Staples	4.9%
Materials	4.4%
Cash & Other	10.7%

Top 10 Issuers	(%)
First American Government Obligations Fund	4.5%
CRH PLC	4.4%
Constellation Energy Corp.	4.4%
Ferguson PLC	4.3%
Fidelity National Information Services, Inc.	4.1%
T-Mobile US, Inc.	3.7%
Unilever PLC	3.5%
Comcast Corp.	3.5%
Cardinal Health, Inc.	3.3%
Bank of America Corp.	3.2%
[20]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable Value Fund
Class Name	Investor Shares
Trading Symbol	BISVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Sustainable Value Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$95	0.85%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Performance was driven primarily by Utilities, Industrials, Financials, and Materials. Technology performed the well in absolute terms but was a detractor given our underweight position relative to the benchmark. Health Care was also a detractor to performance during the time period as our exposure to managed care and healthcare equipment underperformed other areas of health care like biotechnology. We were pleased to see that the majority of our performance was driven by stock selection as opposed to sector allocation.
POSITIONING
We look for high quality businesses that generate consistent high levels of free cash flow, possess a Sustainable Free Cash Flow Advantage, exhibit capital discipline and trade at attractive valuations. We believe a portfolio of companies with these characteristics will lead to compelling risk adjusted returns over the long term while providing a margin of safety to investors. Over the lasts year we have increased our exposure to Financials, energy, and materials and reduced our exposure to consumer discretionary and communication services.
PERFORMANCE
The Fund posted positive absolute returns during the period as the markets recovered from the regional banking crisis during the spring of 2023.

Top Contributors
↑	Constellation Energy Corporation
↑	Trane Technologies plc
↑	KKR & Co Inc

Top Detractors
↓	Bio-Rad Laboratories, Inc. Class A
↓	Kenvue, Inc.
↓	Medtronic Plc

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/28/2023)
Investor Shares	23.26	17.14
Russell 1000 Index	23.88	27.83
Russell 1000 Value Index	13.06	12.57

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/sustainable-value-fund for more recent performance information.
Net Assets	$ 100,400,756
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 336,941
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$100,400,756
Number of Holdings	43

Net Advisory Fee	$336,941
Portfolio Turnover	37%

Holdings [Text Block]

Top Sectors*	(%)
Financials	19.1%
Health Care	15.4%
Industrials	12.6%
Information Technology	10.8%
Communication Services	10.1%
Energy	7.0%
Consumer Discretionary	5.0%
Consumer Staples	4.9%
Materials	4.4%
Cash & Other	10.7%

Top 10 Issuers	(%)
First American Government Obligations Fund	4.5%
CRH PLC	4.4%
Constellation Energy Corp.	4.4%
Ferguson PLC	4.3%
Fidelity National Information Services, Inc.	4.1%
T-Mobile US, Inc.	3.7%
Unilever PLC	3.5%
Comcast Corp.	3.5%
Cardinal Health, Inc.	3.3%
Bank of America Corp.	3.2%
[21]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Global Leaders Fund
Class Name	Institutional Shares
Trading Symbol	BAFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Global Leaders Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$82	0.75%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the MSCI All Country World Index (ACWI).
WHAT FACTORS INFLUENCED PERFORMANCE
Underperformance was driven primarily by financials, particularly emerging markets financials. Technology performed the best in absolute terms and in line with the benchmark while industrials contributed most meaningfully to outperformance. Over the last year we have experienced concerns over the merger between HDFC Bank and HDFC Ltd., changes to subsidies of microloans at Bank Rakyat in Indonesia and ongoing concerns over growth in China at AIA Group. We believe these are all temporary issues. Aerospace leaders GE Aerospace and Safran were the largest positive contributors within industrials. Both companies benefit from a favorable period of strong performance, continued recovery of flight activity post-Covid and limited investment requirements.
POSITIONING
The Fund’s largest exposures were to Financials and Technology with no exposure to Utilities, Real Estate or Energy. The largest geographic exposure was to the U.S. During the year we added Zoetis and AutoZone and exited Otis and GE Vernova.
PERFORMANCE
The portfolio delivered strong absolute performance throughout the reporting period, underperforming the benchmark. We believe the strategy is well positioned to benefit from our differentiated positioning in some of the leading technology franchises globally and further invest in a portfolio of diversified business models across sectors and regions.

Top Contributors
↑	Microsoft Corporation
↑	GE Aerospace
↑	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR

Top Detractors
↓	Estee Lauder Companies Inc. Class A
↓	AIA Group Limited
↓	B3 SA - Brasil, Bolsa, Balcao

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/31/2018)
Institutional Shares	17.88	11.81	13.35
MSCI All Country World Index (ACWI)	19.38	10.76	11.23

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/global-leaders-fund for more recent performance information.
Net Assets	$ 1,959,030,248
Holdings Count | $ / shares	36
Advisory Fees Paid, Amount	$ 10,818,764
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,959,030,248
Number of Holdings	36

Net Advisory Fee	$10,818,764
Portfolio Turnover	15%

Holdings [Text Block]

Top Sectors*	(%)
Financials	28.6%
Information Technology	24.7%
Industrials	15.2%
Health Care	9.9%
Communication Services	6.6%
Consumer Discretionary	6.5%
Consumer Staples	5.6%
Materials	1.8%
Cash & Other	1.1%

Top 10 Issuers	(%)
Microsoft Corp.	9.0%
Alphabet, Inc.	4.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.3%
Deutsche Boerse AG	4.1%
Unilever PLC	3.9%
Mastercard, Inc.	3.9%
London Stock Exchange Group PLC	3.8%
General Electric Co.	3.4%
Safran S.A.	3.2%
HDFC Bank, Ltd.	3.1%
[22]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Global Leaders Fund
Class Name	Investor Shares
Trading Symbol	BIALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Global Leaders Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$98	0.90%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the MSCI All Country World Index (ACWI).
WHAT FACTORS INFLUENCED PERFORMANCE
Underperformance was driven primarily by financials, particularly emerging markets financials. Technology performed the best in absolute terms and in line with the benchmark while industrials contributed most meaningfully to outperformance. Over the last year we have experienced concerns over the merger between HDFC Bank and HDFC Ltd., changes to subsidies of microloans at Bank Rakyat in Indonesia and ongoing concerns over growth in China at AIA Group. We believe these are all temporary issues. Aerospace leaders GE Aerospace and Safran were the largest positive contributors within industrials. Both companies benefit from a favorable period of strong performance, continued recovery of flight activity post-Covid and limited investment requirements.
POSITIONING
The Fund’s largest exposures were to Financials and Technology with no exposure to Utilities, Real Estate or Energy. The largest geographic exposure was to the U.S. During the year we added Zoetis and AutoZone and exited Otis and GE Vernova.
PERFORMANCE
The portfolio delivered strong absolute performance throughout the reporting period, underperforming the benchmark. We believe the strategy is well positioned to benefit from our differentiated positioning in some of the leading technology franchises globally and further invest in a portfolio of diversified business models across sectors and regions.

Top Contributors
↑	Microsoft Corporation
↑	GE Aerospace
↑	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR

Top Detractors
↓	Estee Lauder Companies Inc. Class A
↓	AIA Group Limited
↓	B3 SA - Brasil, Bolsa, Balcao

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/01/2015)
Investor Shares	17.66	11.63	11.45
MSCI All Country World Index (ACWI)	19.38	10.76	9.26

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/global-leaders-fund for more recent performance information.
Net Assets	$ 1,959,030,248
Holdings Count | $ / shares	36
Advisory Fees Paid, Amount	$ 10,818,764
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,959,030,248
Number of Holdings	36

Net Advisory Fee	$10,818,764
Portfolio Turnover	15%

Holdings [Text Block]

Top Sectors*	(%)
Financials	28.6%
Information Technology	24.7%
Industrials	15.2%
Health Care	9.9%
Communication Services	6.6%
Consumer Discretionary	6.5%
Consumer Staples	5.6%
Materials	1.8%
Cash & Other	1.1%

Top 10 Issuers	(%)
Microsoft Corp.	9.0%
Alphabet, Inc.	4.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.3%
Deutsche Boerse AG	4.1%
Unilever PLC	3.9%
Mastercard, Inc.	3.9%
London Stock Exchange Group PLC	3.8%
General Electric Co.	3.4%
Safran S.A.	3.2%
HDFC Bank, Ltd.	3.1%
[23]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable International Leaders Fund
Class Name	Institutional Shares
Trading Symbol	BAILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Sustainable International Leaders Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the MSCI ACWI ex USA Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Underperformance was driven primarily by financials, particularly emerging markets financials. Technology performed the best in absolute terms albeit trailing the benchmark. Industrials, the largest portfolio exposure contributed positively to relative performance. Over the last year we have experienced concerns over the merger between HDFC Bank and HDFC Ltd., changes to subsidies of microloans at Bank Rakyat in Indonesia and ongoing concerns over growth in China at AIA Group. We view the concerns around these businesses as temporary and have taken advantage of share price weakness to increase the position size of our holdings.
POSITIONING
We look for competitively advantaged businesses that earn high returns on invested capital (ROIC), are run by capable management teams, are attractively valuedand have the ability to generate attractive through-the-cycle shareholder returns. The largest geographic exposure was to Europe while the Fund was underweight Japan. During the year we added Shimano, Diageo ConvaTec Group, Canadian National Railway and Airbus. We exited Adyen, Grupo Aeroportuario del Pacifico, Unilever and Sika. Sector and country diversification is an output of stock picking,
PERFORMANCE
The portfolio delivered absolute performance during the reporting period, underperforming the benchmark.

Top Contributors
↑	Safran SA
↑	CTS Eventim AG & Co. KGaA
↑	NXP Semiconductors NV

Top Detractors
↓	Adyen NV
↓	Rentokil Initial plc
↓	B3 SA - Brasil, Bolsa, Balcao

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/28/2022)
Institutional Shares	2.49	3.38
MSCI ACWI ex USA Index	11.62	3.65

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/sustainable-international-leaders-fund for more recent performance information.
Net Assets	$ 38,793,612
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 131,123
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$38,793,612
Number of Holdings	30

Net Advisory Fee	$131,123
Portfolio Turnover	27%

Holdings [Text Block]

Top Sectors*	(%)
Industrials	35.8%
Financials	23.9%
Consumer Discretionary	12.8%
Information Technology	11.0%
Health Care	6.7%
Communication Services	3.3%
Consumer Staples	2.9%
Cash & Other	3.6%

Top 10 Issuers	(%)
Deutsche Boerse AG	5.3%
Rentokil Initial PLC	4.9%
London Stock Exchange Group PLC	4.9%
Waste Connections, Inc.	4.7%
HDFC Bank, Ltd.	4.7%
Experian PLC	4.5%
Safran S.A.	4.3%
Wolters Kluwer NV	4.2%
Howden Joinery Group PLC	3.9%
NXP Semiconductors NV	3.8%
[24]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable International Leaders Fund
Class Name	Investor Shares
Trading Symbol	BISLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Sustainable International Leaders Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$101	1.00%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the MSCI ACWI ex USA Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Underperformance was driven primarily by financials, particularly emerging markets financials. Technology performed the best in absolute terms albeit trailing the benchmark. Industrials, the largest portfolio exposure contributed positively to relative performance. Over the last year we have experienced concerns over the merger between HDFC Bank and HDFC Ltd., changes to subsidies of microloans at Bank Rakyat in Indonesia and ongoing concerns over growth in China at AIA Group. We view the concerns around these businesses as temporary and have taken advantage of share price weakness to increase the position size of our holdings.
POSITIONING
We look for competitively advantaged businesses that earn high returns on invested capital (ROIC), are run by capable management teams, are attractively valuedand have the ability to generate attractive through-the-cycle shareholder returns. The largest geographic exposure was to Europe while the Fund was underweight Japan. During the year we added Shimano, Diageo ConvaTec Group, Canadian National Railway and Airbus. We exited Adyen, Grupo Aeroportuario del Pacifico, Unilever and Sika. Sector and country diversification is an output of stock picking,
PERFORMANCE
The portfolio delivered absolute performance during the reporting period, underperforming the benchmark.

Top Contributors
↑	Safran SA
↑	CTS Eventim AG & Co. KGaA
↑	NXP Semiconductors NV

Top Detractors
↓	Adyen NV
↓	Rentokil Initial plc
↓	B3 SA - Brasil, Bolsa, Balcao

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/28/2022)
Investor Shares	2.27	3.16
MSCI ACWI ex USA Index	11.62	3.65

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/sustainable-international-leaders-fund for more recent performance information.
Net Assets	$ 38,793,612
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 131,123
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$38,793,612
Number of Holdings	30

Net Advisory Fee	$131,123
Portfolio Turnover	27%

Holdings [Text Block]

Top Sectors*	(%)
Industrials	35.8%
Financials	23.9%
Consumer Discretionary	12.8%
Information Technology	11.0%
Health Care	6.7%
Communication Services	3.3%
Consumer Staples	2.9%
Cash & Other	3.6%

Top 10 Issuers	(%)
Deutsche Boerse AG	5.3%
Rentokil Initial PLC	4.9%
London Stock Exchange Group PLC	4.9%
Waste Connections, Inc.	4.7%
HDFC Bank, Ltd.	4.7%
Experian PLC	4.5%
Safran S.A.	4.3%
Wolters Kluwer NV	4.2%
Howden Joinery Group PLC	3.9%
NXP Semiconductors NV	3.8%
[25]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Intermediate Income Fund
Class Name	Investor Shares
Trading Symbol	BIAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Intermediate Income Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ending June 30, 2024, the Fund outperformed its regulatory benchmark, the Bloomberg U.S. Aggregate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund benefited from not owning Treasuries longer than ten years, as interest rates moved markedly higher, especially in bonds maturing twenty years and longer. Higher rates pressured mortgage-backed bonds due to duration extension. The Fund had strong security selection in corporate bonds and a mild overweight. Asset-backed bonds also contributed positively due to their attractive yields and short average maturities, benefiting from the inverted yield curve.
POSITIONING
We tactically added duration in the portfolio during the first half of the period but later lowered duration as interest rates moved higher in the face of ongoing elevated inflation data. In addition, the Fund moved to a mild overweight allocation to corporate bonds based on elevated yields and ongoing strong corporate fundamentals. We also moved to a mildly overweight position in agency-backed mortgage bonds as interest volatility began to subside and spreads remain elevated.
PERFORMANCE
The Fund posted positive returns for the reported period based in part on strong corporate bond performance as corporate fundamentals remained strong and credit spread tightened markedly over the period and to a lesser degree exposure to asset-backed bonds with shorter average maturity profiles that had elevated yields as the Federal Reserve’s policy continued to result in an inverted yield curve.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	2.86	0.00	1.13
Bloomberg U.S. Aggregate Bond Index	2.63	-0.23	1.35
Bloomberg Intermediate U.S. Aggregate Bond Index	3.55	0.22	1.33

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/intermediate-income-fund for more recent performance information.
Net Assets	$ 116,403,654
Holdings Count | $ / shares	90
Advisory Fees Paid, Amount	$ 310,799
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$116,403,654
Number of Holdings	90

Net Advisory Fee	$310,799
Portfolio Turnover	27%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	31.5%
Corporate Bonds	24.9%
Agency Residential Mortgage-Backed Securities	17.5%
Affiliated Mutual Funds	13.2%
Asset-Backed Securities	4.4%
Short-Term Investments	2.5%
Agency Commercial Mortgage-Backed Securities	2.1%
Non-Agency Residential Mortgage-Backed Securities	0.7%
Cash & Other	3.2%

Top 10 Issuers	(%)
United States Treasury Note	31.5%
Brown Advisory Mortgage Securities Fund - Institutional Shares	13.2%
Federal National Mortgage Association	11.4%
Federal Home Loan Mortgage Corp.	8.0%
First American Government Obligations Fund	2.5%
Waste Connections, Inc.	1.5%
CNH Equipment Trust	1.3%
Regeneron Pharmaceuticals, Inc.	1.0%
Analog Devices, Inc.	1.0%
US Bancorp	1.0%

Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Advisor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Intermediate Income Fund
Class Name	Advisor Shares
Trading Symbol	BAIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Intermediate Income Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$75	0.74%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ending June 30, 2024, the Fund underperformed its regulatory benchmark, the Bloomberg U.S. Aggregate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund benefited from not owning Treasuries longer than ten years, as interest rates moved markedly higher, especially in bonds maturing twenty years and longer. Higher rates pressured mortgage-backed bonds due to duration extension. The Fund had strong security selection in corporate bonds and a mild overweight. Asset-backed bonds also contributed positively due to their attractive yields and short average maturities, benefiting from the inverted yield curve.
POSITIONING
We tactically added duration in the portfolio during the first half of the period but later lowered duration as interest rates moved higher in the face of ongoing elevated inflation data. In addition, the Fund moved to a mild overweight allocation to corporate bonds based on elevated yields and ongoing strong corporate fundamentals. We also moved to a mildly overweight position in agency-backed mortgage bonds as interest volatility began to subside and spreads remain elevated.
PERFORMANCE
The Fund posted positive returns for the reported period based in part on strong corporate bond performance as corporate fundamentals remained strong and credit spread tightened markedly over the period and to a lesser degree exposure to asset-backed bonds with shorter average maturity profiles that had elevated yields as the Federal Reserve’s policy continued to result in an inverted yield curve.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	2.57	-0.25	0.88
Bloomberg U.S. Aggregate Bond Index	2.63	-0.23	1.35
Bloomberg Intermediate U.S. Aggregate Bond Index	3.55	0.22	1.33

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/intermediate-income-fund for more recent performance information.
Net Assets	$ 116,403,654
Holdings Count | $ / shares	90
Advisory Fees Paid, Amount	$ 310,799
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$116,403,654
Number of Holdings	90

Net Advisory Fee	$310,799
Portfolio Turnover	27%

Holdings [Text Block]

Security Type	(%)
U.S. Treasury Securities	31.5%
Corporate Bonds	24.9%
Agency Residential Mortgage-Backed Securities	17.5%
Affiliated Mutual Funds	13.2%
Asset-Backed Securities	4.4%
Short-Term Investments	2.5%
Agency Commercial Mortgage-Backed Securities	2.1%
Non-Agency Residential Mortgage-Backed Securities	0.7%
Cash & Other	3.2%

Top 10 Issuers	(%)
United States Treasury Note	31.5%
Brown Advisory Mortgage Securities Fund - Institutional Shares	13.2%
Federal National Mortgage Association	11.4%
Federal Home Loan Mortgage Corp.	8.0%
First American Government Obligations Fund	2.5%
Waste Connections, Inc.	1.5%
CNH Equipment Trust	1.3%
Regeneron Pharmaceuticals, Inc.	1.0%
Analog Devices, Inc.	1.0%
US Bancorp	1.0%

Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable Bond Fund
Class Name	Institutional Shares
Trading Symbol	BAISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Sustainable Bond Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$41	0.41%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Exposure to intermediate maturity Treasuries weighed on the Fund’s performance as the market priced out an aggressive monetary easing cycle as inflation data turned higher after a period of sustained declines. Exposure to mortgage-backed bonds also detracted from performance as these bonds experienced duration extension as interest rates rose. Positive contributors to relative performance were led by strong security selection in corporate bonds and the mild overweight held over the period. Asset-backed bonds also positively contributed to performance due to their attractive yields and short average maturities which benefited from the inverted yield curve.
POSITIONING
We tactically added duration in the portfolio during the first half of the period but moved back to a neutral position as interest rates moved higher in the face of ongoing elevated inflation data. In addition, the Fund moved to an overweight allocation to corporate bonds and agency MBS based on elevated yields and ongoing strong fundamentals.
PERFORMANCE
The Fund underperformed for the reported period. The Fund’s mild overweight to mortgages was a detractor, this was partially offset by strong corporate bond performance as fundamentals remained strong and credit spread tightened markedly over the period and to a lesser degree exposure to asset-backed bonds with shorter average maturity profiles that had elevated yields as the Federal Reserve’s policy continued to result in an inverted yield curve.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/02/2018)
Institutional Shares	1.90	-0.27	1.00
Bloomberg U.S. Aggregate Bond Index	2.63	-0.23	1.09

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/sustainable-bond-fund for more recent performance information.
Net Assets	$ 558,246,407
Holdings Count | $ / shares	164
Advisory Fees Paid, Amount	$ 1,788,733
Investment Company Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$558,246,407
Number of Holdings	164

Net Advisory Fee	$1,788,733
Portfolio Turnover	251%

Holdings [Text Block]

Security Type	(%)
Corporate Bonds	32.1%
Agency Residential Mortgage-Backed Securities	30.1%
Foreign Government Agency Issues	16.0%
U.S. Treasury Securities	14.8%
Asset-Backed Securities	5.5%
Short-Term Investments	4.1%
Municipal Bonds	1.5%
Non-Agency Commercial Mortgage-Backed Securities	0.5%
Agency Commercial Mortgage-Backed Securities	0.1%
Cash & Other	-4.7%

Top 10 Issuers	(%)
Federal National Mortgage Association	14.2%
United States Treasury Note	8.4%
Ginnie Mae II Pool	8.2%
Federal Home Loan Mortgage Corp.	5.2%
European Investment Bank	4.7%
United States Treasury STRIP	4.4%
International Bank for Reconstruction & Development	4.4%
First American Government Obligations Fund	3.9%
Inter-American Development Bank	3.8%
Kreditanstalt fuer Wiederaufbau	3.2%

Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Sustainable Bond Fund
Class Name	Investor Shares
Trading Symbol	BASBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Sustainable Bond Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$46	0.46%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Exposure to intermediate maturity Treasuries weighed on the Fund’s performance as the market priced out an aggressive monetary easing cycle as inflation data turned higher after a period of sustained declines. Exposure to mortgage-backed bonds also detracted from performance as these bonds experienced duration extension as interest rates rose. Positive contributors to relative performance were led by strong security selection in corporate bonds and the mild overweight held over the period. Asset-backed bonds also positively contributed to performance due to their attractive yields and short average maturities which benefited from the inverted yield curve.
POSITIONING
We tactically added duration in the portfolio during the first half of the period but moved back to a neutral position as interest rates moved higher in the face of ongoing elevated inflation data. In addition, the Fund moved to an overweight allocation to corporate bonds and agency MBS based on elevated yields and ongoing strong fundamentals.
PERFORMANCE
The Fund underperformed for the reported period. The Fund’s mild overweight to mortgages was a detractor, this was partially offset by strong corporate bond performance as fundamentals remained strong and credit spread tightened markedly over the period and to a lesser degree exposure to asset-backed bonds with shorter average maturity profiles that had elevated yields as the Federal Reserve’s policy continued to result in an inverted yield curve.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (08/07/2017)
Investor Shares	1.73	-0.32	0.64
Bloomberg U.S. Aggregate Bond Index	2.63	-0.23	0.78

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/sustainable-bond-fund for more recent performance information.
Net Assets	$ 558,246,407
Holdings Count | $ / shares	164
Advisory Fees Paid, Amount	$ 1,788,733
Investment Company Portfolio Turnover	251.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$558,246,407
Number of Holdings	164

Net Advisory Fee	$1,788,733
Portfolio Turnover	251%

Holdings [Text Block]

Security Type	(%)
Corporate Bonds	32.1%
Agency Residential Mortgage-Backed Securities	30.1%
Foreign Government Agency Issues	16.0%
U.S. Treasury Securities	14.8%
Asset-Backed Securities	5.5%
Short-Term Investments	4.1%
Municipal Bonds	1.5%
Non-Agency Commercial Mortgage-Backed Securities	0.5%
Agency Commercial Mortgage-Backed Securities	0.1%
Cash & Other	-4.7%

Top 10 Issuers	(%)
Federal National Mortgage Association	14.2%
United States Treasury Note	8.4%
Ginnie Mae II Pool	8.2%
Federal Home Loan Mortgage Corp.	5.2%
European Investment Bank	4.7%
United States Treasury STRIP	4.4%
International Bank for Reconstruction & Development	4.4%
First American Government Obligations Fund	3.9%
Inter-American Development Bank	3.8%
Kreditanstalt fuer Wiederaufbau	3.2%

Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Maryland Bond Fund
Class Name	Investor Shares
Trading Symbol	BIAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Maryland Bond Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund outperformed its regulatory benchmark, the Bloomberg Municipal Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contributions to relative performance were led by active yield curve positioning and individual security selection, during a period of elevated interest rate volatility. The municipal yield curve became severely inverted over the past year, with intermediate-maturity bonds yielding dramatically less than both short-term and longer-term bonds. These dynamics led us to actively position the portfolio in a duration barbell, which benefitted relative and absolute returns as the curve began to normalize by mid-2024. Bond selection was also additive to performance as many of our active sector and individual credit overweights outperformed the broad market.
POSITIONING
We tactically added to a duration barbell with a dramatic overweight to ultra-short duration bonds, and large weightings to longer duration bonds. We maintained an overweight in revenue-backed municipal sectors and added tactically to Prepaid Gas, Airports, and Tax Revenue, while trimming our positions in Higher Education and Healthcare.
PERFORMANCE
The Fund outperformed its benchmark in a volatile market. Much of our outperformance was driven by downside protection, particularly during the second half of 2023 as interest rates rose sharply. This performance was further bolstered by solid credit selection and active duration management for the entire period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	3.76	0.78	1.62
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg 1-10 Year Blended Municipal Bond Index	2.31	1.03	1.79

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/maryland-bond-fund for more recent performance information.
Net Assets	$ 168,661,906
Holdings Count | $ / shares	80
Advisory Fees Paid, Amount	$ 499,594
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$168,661,906
Number of Holdings	80

Net Advisory Fee	$499,594
Portfolio Turnover	22%

Holdings [Text Block]

Security Type	(%)
Municipal Bonds	99.0%
Short-Term Investments	0.1%
Cash & Other	0.9%

Industry	(%)
Revenue Bonds	82.7%
General Obligation Bonds	16.3%
Cash & Other	1.0%

Top 10 Issuers	(%)
University of Maryland Medical System	8.0%
County of Frederick MD	6.6%
Maryland Stadium Authority	6.2%
MedStar Health	5.8%
Maryland Community Development Administration	5.6%
Maryland State Transportation Authority	5.5%
Maryland Economic Development Corporation	4.4%
State of Maryland Department of Transportation	4.0%
County of Howard MD	3.5%
Main Street Natural Gas, Inc.	3.3%

Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Tax-Exempt Bond Fund
Class Name	Institutional Shares
Trading Symbol	BTEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Tax-Exempt Bond Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund outperformed its regulatory benchmark, the Bloomberg Municipal Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contributions to relative performance were led by active yield curve positioning and individual security selection, during a period of elevated interest rate volatility. The municipal yield curve became severely inverted over the past year, with intermediate-maturity bonds yielding dramatically less than both short-term and longer-term bonds. These dynamics led us to actively position the portfolio in a duration barbell, which benefitted relative and absolute returns as the curve began to normalize by mid-2024. Bond selection was also additive to performance as many of our active sector and individual credit overweights outperformed the broad market.
POSITIONING
We tactically added to a duration barbell with a dramatic overweight to ultra-short duration bonds, and large weightings to longer duration bonds. We maintained an overweight in revenue-backed municipal sectors and added tactically to Prepaid Gas, Airports, and Tax Revenue, while trimming our positions in Higher Education and Healthcare.
PERFORMANCE
The Fund outperformed its benchmark in a volatile market. Much of our outperformance was driven by downside protection, particularly during the second half of 2023 as interest rates rose sharply. This performance was further bolstered by solid credit selection and active duration management for the entire period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/02/2018)
Institutional Shares	4.49	1.41	2.24
Bloomberg Municipal Bond Index	3.21	1.16	2.06
Bloomberg 1-10 Year Blended Municipal Bond Index	2.31	1.03	1.75

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/tax-exempt-bond-fund for more recent performance information.
Net Assets	$ 919,823,529
Holdings Count | $ / shares	167
Advisory Fees Paid, Amount	$ 2,528,227
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$919,823,529
Number of Holdings	167

Net Advisory Fee	$2,528,227
Portfolio Turnover	57%

Holdings [Text Block]

Top Ten States	(%)
Texas	13.2%
New York	10.1%
Illinois	9.5%
Florida	6.7%
Georgia	5.9%
Alabama	5.6%
California	4.4%
New Jersey	4.0%
Ohio	4.0%
Cash & Other	36.6%

Top 10 Issuers	(%)
Black Belt Energy Gas District	4.4%
Texas Municipal Gas Acquisition and Supply Corp. II	4.2%
Main Street Natural Gas, Inc.	3.8%
New Jersey Transportation Trust Fund Authority	3.4%
Tobacco Settlement Financing Corp.	3.1%
First American Government Obligations Fund	2.6%
Miami-Dade County Florida Expressway Authority	2.4%
Metropolitan Pier & Exposition Authority	2.2%
Illinois State	2.2%
Fort Worth Texas	2.1%

Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Tax-Exempt Bond Fund
Class Name	Investor Shares
Trading Symbol	BIAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Tax-Exempt Bond Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund outperformed its regulatory benchmark, the Bloomberg Municipal Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contributions to relative performance were led by active yield curve positioning and individual security selection, during a period of elevated interest rate volatility. The municipal yield curve became severely inverted over the past year, with intermediate-maturity bonds yielding dramatically less than both short-term and longer-term bonds. These dynamics led us to actively position the portfolio in a duration barbell, which benefitted relative and absolute returns as the curve began to normalize by mid-2024. Bond selection was also additive to performance as many of our active sector and individual credit overweights outperformed the broad market.
POSITIONING
We tactically added to a duration barbell with a dramatic overweight to ultra-short duration bonds, and large weightings to longer duration bonds. We maintained an overweight in revenue-backed municipal sectors and added tactically to Prepaid Gas, Airports, and Tax Revenue, while trimming our positions in Higher Education and Healthcare.
PERFORMANCE
The Fund outperformed its benchmark in a volatile market. Much of our outperformance was driven by downside protection, particularly during the second half of 2023 as interest rates rose sharply. This performance was further bolstered by solid credit selection and active duration management for the entire period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	4.55	1.38	2.24
Bloomberg Municipal Bond Index	3.21	1.16	2.39
Bloomberg 1-10 Year Blended Municipal Bond Index	2.31	1.03	1.79

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/tax-exempt-bond-fund for more recent performance information.
Net Assets	$ 919,823,529
Holdings Count | $ / shares	167
Advisory Fees Paid, Amount	$ 2,528,227
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$919,823,529
Number of Holdings	167

Net Advisory Fee	$2,528,227
Portfolio Turnover	57%

Holdings [Text Block]

Top Ten States	(%)
Texas	13.2%
New York	10.1%
Illinois	9.5%
Florida	6.7%
Georgia	5.9%
Alabama	5.6%
California	4.4%
New Jersey	4.0%
Ohio	4.0%
Cash & Other	36.6%

Top 10 Issuers	(%)
Black Belt Energy Gas District	4.4%
Texas Municipal Gas Acquisition and Supply Corp. II	4.2%
Main Street Natural Gas, Inc.	3.8%
New Jersey Transportation Trust Fund Authority	3.4%
Tobacco Settlement Financing Corp.	3.1%
First American Government Obligations Fund	2.6%
Miami-Dade County Florida Expressway Authority	2.4%
Metropolitan Pier & Exposition Authority	2.2%
Illinois State	2.2%
Fort Worth Texas	2.1%

Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Tax-Exempt Sustainable Bond Fund
Class Name	Investor Shares
Trading Symbol	BITEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Tax-Exempt Sustainable Bond Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund outperformed its regulatory benchmark, the Bloomberg Municipal Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Positive contributions to relative performance were led by active yield curve positioning and individual security selection, during a period of elevated interest rate volatility. The municipal yield curve became severely inverted over the past year, with intermediate-maturity bonds yielding dramatically less than both short-term and longer-term bonds. These dynamics led us to actively position the portfolio in a duration barbell, which benefitted relative and absolute returns as the curve began to normalize by mid-2024. Bond selection was also additive to performance as many of our active sector and individual credit overweights outperformed the broad market.
POSITIONING
We tactically added to a duration barbell with a dramatic overweight to ultra-short duration bonds, and large weightings to longer duration bonds. We maintained an overweight in revenue-backed municipal sectors and added tactically to, Affordable Housing, Transportation, and Renewable Electric, while trimming our positions in Higher Education and Healthcare.
PERFORMANCE
The Fund outperformed its benchmark in a volatile market. Much of our outperformance was driven by downside protection, particularly during the second half of 2023 as interest rates rose sharply. This performance was further bolstered by solid credit selection and active duration management for the entire period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/02/2019)
Investor Shares	3.42	0.18
Bloomberg Municipal Bond Index	3.21	0.85
Bloomberg 1-10 Year Blended Municipal Bond Index	2.31	0.83

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/tax-exempt-sustainable-bond-fund for more recent performance information.
Net Assets	$ 281,014,055
Holdings Count | $ / shares	98
Advisory Fees Paid, Amount	$ 870,961
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$281,014,055
Number of Holdings	98

Net Advisory Fee	$870,961
Portfolio Turnover	50%

Holdings [Text Block]

Top 10 Issuers	(%)
California Earthquake Authority	5.7%
California Community Choice Financing Authority	5.2%
Metropolitan Transportation Authority	4.9%
Utah Housing Corp.	3.6%
Maryland Health & Higher Educational Facilities Authority	3.6%
Wisconsin State	3.2%
New York Liberty Development Corp.	3.1%
New Jersey Economic Development Authority	2.8%
Douglas County Nebraska	2.8%
York County South Carolina Fort Mill School District No. 4	2.5%

Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Mortgage Securities Fund
Class Name	Institutional Shares
Trading Symbol	BAFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Mortgage Securities Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its regulatory benchmark, the Bloomberg U.S. Aggregate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The rate environment over the past 12 months continued to be extraordinarily volatile and was a dominant driver of mortgage market returns. The Fund’s positioning along the coupon stack and a higher overall allocation to agency MBS basis detracted from overall performance relative to the benchmark. Exposure to securitized credit benefited performance over the period as spreads generally tightened over the year. Our security selection within the MBS sector also contributed positively to performance.
POSITIONING
We added to MBS basis over the past year as we believe that agency-backed mortgages continue to offer compelling value relative to riskier assets. We also added to high quality, short ABS which complement the mortgage exposure of the fund. We maintain a slight duration overweight, but continue to hold a relatively neutral duration stance as we prefer to add risk through our bottom-up selection and allocation decisions given the uncertainty of the current interest rate environment and reliance on near-term central bank policy decisions and posture.
PERFORMANCE
The Fund posted positive returns as moderating rate volatility and tighter spreads were offset by higher yields across most of the curve. While the fund generally outperformed its benchmark in weaker market periods with elevated market volatility, it lagged during times of strong market momentum due to our conservative positioning over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	1.90	-0.19	1.22
Bloomberg U.S. Aggregate Bond Index	2.63	-0.23	1.35
Bloomberg Mortgage Backed Securities Index	2.12	-0.76	0.89

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/mortgage-securities-fund for more recent performance information.
Net Assets	$ 285,945,246
Holdings Count | $ / shares	328
Advisory Fees Paid, Amount	$ 869,152
Investment Company Portfolio Turnover	335.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$285,945,246
Number of Holdings	328

Net Advisory Fee	$869,152
Portfolio Turnover	335%

Holdings [Text Block]

Security Type	(%)
Agency Residential Mortgage-Backed Securities	88.3%
Short-Term Investments	14.9%
Asset-Backed Securities	10.4%
Agency Commercial Mortgage-Backed Securities	4.1%
Non-Agency Residential Mortgage-Backed Securities	0.7%
Non-Agency Commercial Mortgage-Backed Securities	0.5%
Municipal Bonds	0.1%
Cash & Other	-19.0%

Top 10 Issuers	(%)
Federal National Mortgage Association	42.8%
Federal Home Loan Mortgage Corp.	23.3%
Ginnie Mae II Pool	13.1%
Government National Mortgage Association	11.9%
United States Treasury Bill	11.8%
First American Government Obligations Fund	3.1%
John Deere Owner Trust	1.4%
CNH Equipment Trust	1.3%
CarMax Auto Owner Trust	1.3%
Ford Credit Auto Owner Trust	1.2%

Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Mortgage Securities Fund
Class Name	Investor Shares
Trading Symbol	BIAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Mortgage Securities Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$50	0.50%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its regulatory benchmark, the Bloomberg U.S. Aggregate Bond Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The rate environment over the past 12 months continued to be extraordinarily volatile and was a dominant driver of mortgage market returns. The Fund’s positioning along the coupon stack and a higher overall allocation to agency MBS basis detracted from overall performance relative to the benchmark. Exposure to securitized credit benefited performance over the period as spreads generally tightened over the year. Our security selection within the MBS sector also contributed positively to performance.
POSITIONING
We added to MBS basis over the past year as we believe that agency-backed mortgages continue to offer compelling value relative to riskier assets. We also added to high quality, short ABS which complement the mortgage exposure of the fund. We maintain a slight duration overweight, but continue to hold a relatively neutral duration stance as we prefer to add risk through our bottom-up selection and allocation decisions given the uncertainty of the current interest rate environment and reliance on near-term central bank policy decisions and posture.
PERFORMANCE
The Fund posted positive returns as moderating rate volatility and tighter spreads were offset by higher yields across most of the curve. While the fund generally outperformed its benchmark in weaker market periods with elevated market volatility, it lagged during times of strong market momentum due to our conservative positioning over the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	1.84	-0.20	1.18
Bloomberg U.S. Aggregate Bond Index	2.63	-0.23	1.35
Bloomberg Mortgage Backed Securities Index	2.12	-0.76	0.89

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/mortgage-securities-fund for more recent performance information.
Net Assets	$ 285,945,246
Holdings Count | $ / shares	328
Advisory Fees Paid, Amount	$ 869,152
Investment Company Portfolio Turnover	335.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$285,945,246
Number of Holdings	328

Net Advisory Fee	$869,152
Portfolio Turnover	335%

Holdings [Text Block]

Security Type	(%)
Agency Residential Mortgage-Backed Securities	88.3%
Short-Term Investments	14.9%
Asset-Backed Securities	10.4%
Agency Commercial Mortgage-Backed Securities	4.1%
Non-Agency Residential Mortgage-Backed Securities	0.7%
Non-Agency Commercial Mortgage-Backed Securities	0.5%
Municipal Bonds	0.1%
Cash & Other	-19.0%

Top 10 Issuers	(%)
Federal National Mortgage Association	42.8%
Federal Home Loan Mortgage Corp.	23.3%
Ginnie Mae II Pool	13.1%
Government National Mortgage Association	11.9%
United States Treasury Bill	11.8%
First American Government Obligations Fund	3.1%
John Deere Owner Trust	1.4%
CNH Equipment Trust	1.3%
CarMax Auto Owner Trust	1.3%
Ford Credit Auto Owner Trust	1.2%

Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory - WMC Strategic European Equity Fund
Class Name	Institutional Shares
Trading Symbol	BAFHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory - WMC Strategic European Equity Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$113	1.05%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund outperformed its benchmark, the MSCI Europe Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Strong security selection was the key driver of relative outperformance. Particularly, the positive stock selection results in Industrials, Communication Services, and Consumer Staples contributed to relative returns. Weaker stock selection in Information Technology somewhat detracted from performance. Sector allocation, a result of our bottom-up stock selection process, also added to relative returns. Positive allocation effects driven by our overweight in Industrials and underweight in Consumer Discretionary was partially offset by our underweight position in Information Technology. At the issuer level, our top two relative contributors were our overweight position in Rheinmetall AG and UCB SA, while our top two relative detractors were not holding Novo Nordisk and our overweight position in Prudential PLC.
POSITIONING
We remain overweight in Industrials and Consumer Staples as we continue to find a lot of good investment ideas within this sector that fit our investment process and philosophy. We remain underweight Health Care and Information Technology as a result of our bottom-up stock selection process, as we struggle to find attractive ideas in these sectors that fit our investment criteria, with some companies (e.g. ASML and Novo Nordisk) trading at elevated valuation levels relative to their fundamentals in our view.
PERFORMANCE
The Fund posted positive returns for the reported period driven by positive bottom-up stock selection and positive allocation effects.

Top Contributors
↑	Rheinmetall AG
↑	UCB S.A.
↑	BAE Systems plc

Top Detractors
↓	Prudential plc
↓	Bayer AG
↓	Jeronimo Martins, SGPS S.A.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	16.05	9.39	6.87
MSCI Europe Index	11.68	7.13	4.16

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/wmc-strategic-european-equity-fund for more recent performance information.
Net Assets	$ 327,084,729
Holdings Count | $ / shares	65
Advisory Fees Paid, Amount	$ 2,576,769
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$327,084,729
Number of Holdings	65

Net Advisory Fee	$2,576,769
Portfolio Turnover	41%

Holdings [Text Block]

Top Sectors*	(%)
Industrials	35.1%
Consumer Staples	16.4%
Financials	15.2%
Health Care	6.7%
Materials	6.6%
Consumer Discretionary	6.5%
Communication Services	4.4%
Information Technology	2.5%
Energy	2.4%
Cash & Other	4.2%

Top 10 Issuers	(%)
British American Tobacco PLC	4.8%
Rheinmetall AG	3.4%
Unilever PLC	3.2%
Holcim, Ltd.	3.1%
Erste Group Bank AG	2.9%
UCB S.A.	2.9%
BAE Systems PLC	2.8%
Smiths Group PLC	2.8%
Haleon PLC	2.7%
First American Government Obligations Fund	2.7%
[26]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory - WMC Strategic European Equity Fund
Class Name	Investor Shares
Trading Symbol	BIAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory - WMC Strategic European Equity Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$130	1.20%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund outperformed its benchmark, the MSCI Europe Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Strong security selection was the key driver of relative outperformance. Particularly, the positive stock selection results in Industrials, Communication Services, and Consumer Staples contributed to relative returns. Weaker stock selection in Information Technology somewhat detracted from performance. Sector allocation, a result of our bottom-up stock selection process, also added to relative returns. Positive allocation effects driven by our overweight in Industrials and underweight in Consumer Discretionary was partially offset by our underweight position in Information Technology. At the issuer level, our top two relative contributors were our overweight position in Rheinmetall AG and UCB SA, while our top two relative detractors were not holding Novo Nordisk and our overweight position in Prudential PLC.
POSITIONING
We remain overweight in Industrials and Consumer Staples as we continue to find a lot of good investment ideas within this sector that fit our investment process and philosophy. We remain underweight Health Care and Information Technology as a result of our bottom-up stock selection process, as we struggle to find attractive ideas in these sectors that fit our investment criteria, with some companies (e.g. ASML and Novo Nordisk) trading at elevated valuation levels relative to their fundamentals in our view.
PERFORMANCE
The Fund posted positive returns for the reported period driven by positive bottom-up stock selection and positive allocation effects.

Top Contributors
↑	Rheinmetall AG
↑	UCB S.A.
↑	BAE Systems plc

Top Detractors
↓	Prudential plc
↓	Bayer AG
↓	Jeronimo Martins, SGPS S.A.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	15.91	9.24	6.71
MSCI Europe Index	11.68	7.13	4.16

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/wmc-strategic-european-equity-fund for more recent performance information.
Net Assets	$ 327,084,729
Holdings Count | $ / shares	65
Advisory Fees Paid, Amount	$ 2,576,769
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$327,084,729
Number of Holdings	65

Net Advisory Fee	$2,576,769
Portfolio Turnover	41%

Holdings [Text Block]

Top Sectors*	(%)
Industrials	35.1%
Consumer Staples	16.4%
Financials	15.2%
Health Care	6.7%
Materials	6.6%
Consumer Discretionary	6.5%
Communication Services	4.4%
Information Technology	2.5%
Energy	2.4%
Cash & Other	4.2%

Top 10 Issuers	(%)
British American Tobacco PLC	4.8%
Rheinmetall AG	3.4%
Unilever PLC	3.2%
Holcim, Ltd.	3.1%
Erste Group Bank AG	2.9%
UCB S.A.	2.9%
BAE Systems PLC	2.8%
Smiths Group PLC	2.8%
Haleon PLC	2.7%
First American Government Obligations Fund	2.7%
[27]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Advisor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory - WMC Strategic European Equity Fund
Class Name	Advisor Shares
Trading Symbol	BAHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory - WMC Strategic European Equity Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$156	1.45%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund outperformed its benchmark, the MSCI Europe Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Strong security selection was the key driver of relative outperformance. Particularly, the positive stock selection results in Industrials, Communication Services, and Consumer Staples contributed to relative returns. Weaker stock selection in Information Technology somewhat detracted from performance. Sector allocation, a result of our bottom-up stock selection process, also added to relative returns. Positive allocation effects driven by our overweight in Industrials and underweight in Consumer Discretionary was partially offset by our underweight position in Information Technology. At the issuer level, our top two relative contributors were our overweight position in Rheinmetall AG and UCB SA, while our top two relative detractors were not holding Novo Nordisk and our overweight position in Prudential PLC.
POSITIONING
We remain overweight in Industrials and Consumer Staples as we continue to find a lot of good investment ideas within this sector that fit our investment process and philosophy. We remain underweight Health Care and Information Technology as a result of our bottom-up stock selection process, as we struggle to find attractive ideas in these sectors that fit our investment criteria, with some companies (e.g. ASML and Novo Nordisk) trading at elevated valuation levels relative to their fundamentals in our view.
PERFORMANCE
The Fund posted positive returns for the reported period driven by positive bottom-up stock selection and positive allocation effects.

Top Contributors
↑	Rheinmetall AG
↑	UCB S.A.
↑	BAE Systems plc

Top Detractors
↓	Prudential plc
↓	Bayer AG
↓	Jeronimo Martins, SGPS S.A.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	15.58	8.96	6.44
MSCI Europe Index	11.68	7.13	4.16

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/wmc-strategic-european-equity-fund for more recent performance information.
Net Assets	$ 327,084,729
Holdings Count | $ / shares	65
Advisory Fees Paid, Amount	$ 2,576,769
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$327,084,729
Number of Holdings	65

Net Advisory Fee	$2,576,769
Portfolio Turnover	41%

Holdings [Text Block]

Top Sectors*	(%)
Industrials	35.1%
Consumer Staples	16.4%
Financials	15.2%
Health Care	6.7%
Materials	6.6%
Consumer Discretionary	6.5%
Communication Services	4.4%
Information Technology	2.5%
Energy	2.4%
Cash & Other	4.2%

Top 10 Issuers	(%)
British American Tobacco PLC	4.8%
Rheinmetall AG	3.4%
Unilever PLC	3.2%
Holcim, Ltd.	3.1%
Erste Group Bank AG	2.9%
UCB S.A.	2.9%
BAE Systems PLC	2.8%
Smiths Group PLC	2.8%
Haleon PLC	2.7%
First American Government Obligations Fund	2.7%
[28]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Emerging Markets Select Fund
Class Name	Institutional Shares
Trading Symbol	BAFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Emerging Markets Select Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$116	1.09%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the MSCI Emerging Markets Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection was the primary driver of performance. The biggest contributors to relative performance were the Fund’s holdings in the information technology, real estate, and consumer discretionary sectors. Holdings within the industrial and consumer sectors in Korea and China detracted from relative performance.
POSITIONING
The Fund’s sub-advisers reacted differently to the opportunity set presented to them. Pzena’s valuation-sensitive approach led them to trim strongly performing technology exposure in Taiwan while increasing the Fund’s exposure to China and Hong Kong. Wellington increased exposure to India, Taiwan, and South Korea, while rotating capital away from China and Hong Kong. The Fund’s biggest geographic overweight is Singapore, while its biggest underweight is Africa and the Middle East. Over the period, the Fund’s combined China and Hong Kong overweight shrunk from 7.9% to 1.7% relative to the benchmark. The Fund’s biggest sector overweight was real estate while the biggest underweight was energy.
PERFORMANCE
The Fund posted positive returns for the period. A positive economic backdrop in India drove strong results for that market while Taiwan and South Korea benefitted from robust spending on technology hardware related to AI. This offset macroeconomic concerns in China and Brazil.

Top Contributors
↑	Taiwan Semiconductor Manufacturing Co., Ltd.
↑	Mahindra & Mahindra Ltd.
↑	Macrotech Developers Ltd.

Top Detractors
↓	AIA Group Limited
↓	Ambev SA
↓	Meituan Class B

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Shares	11.74	5.70	2.80
MSCI Emerging Markets Index	12.55	3.10	2.79

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/emerging-markets-select-fund for more recent performance information.
Net Assets	$ 625,699,730
Holdings Count | $ / shares	111
Advisory Fees Paid, Amount	$ 5,179,044
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$625,699,730
Number of Holdings	111

Net Advisory Fee	$5,179,044
Portfolio Turnover	70%

Holdings [Text Block]

Top Sectors*	(%)
Financials	24.2%
Information Technology	23.3%
Consumer Discretionary	13.6%
Industrials	8.7%
Communication Services	6.8%
Consumer Staples	6.5%
Real Estate	5.0%
Materials	4.1%
Energy	3.0%
Cash & Other	4.8%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co., Ltd.	10.5%
Samsung Electronics Co., Ltd.	5.8%
Tencent Holdings, Ltd.	4.7%
First American Government Obligations Fund	2.1%
SK Hynix, Inc.	1.6%
Reliance Industries, Ltd.	1.6%
ICICI Bank, Ltd.	1.6%
Mahindra & Mahindra, Ltd.	1.6%
Axis Bank, Ltd.	1.6%
Bank Rakyat Indonesia Persero Tbk PT	1.4%
[29]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Emerging Markets Select Fund
Class Name	Investor Shares
Trading Symbol	BIAQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Emerging Markets Select Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$132	1.24%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the MSCI Emerging Markets Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection was the primary driver of performance. The biggest contributors to relative performance were the Fund’s holdings in the information technology, real estate, and consumer discretionary sectors. Holdings within the industrial and consumer sectors in Korea and China detracted from relative performance.
POSITIONING
The Fund’s sub-advisers reacted differently to the opportunity set presented to them. Pzena’s valuation-sensitive approach led them to trim strongly performing technology exposure in Taiwan while increasing the Fund’s exposure to China and Hong Kong. Wellington increased exposure to India, Taiwan, and South Korea, while rotating capital away from China and Hong Kong. The Fund’s biggest geographic overweight is Singapore, while its biggest underweight is Africa and the Middle East. Over the period, the Fund’s combined China and Hong Kong overweight shrunk from 7.9% to 1.7% relative to the benchmark. The Fund’s biggest sector overweight was real estate while the biggest underweight was energy.
PERFORMANCE
The Fund posted positive returns for the period. A positive economic backdrop in India drove strong results for that market while Taiwan and South Korea benefitted from robust spending on technology hardware related to AI. This offset macroeconomic concerns in China and Brazil.

Top Contributors
↑	Taiwan Semiconductor Manufacturing Co., Ltd.
↑	Mahindra & Mahindra Ltd.
↑	Macrotech Developers Ltd.

Top Detractors
↓	AIA Group Limited
↓	Ambev SA
↓	Meituan Class B

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Shares	11.60	5.53	2.64
MSCI Emerging Markets Index	12.55	3.10	2.79

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/emerging-markets-select-fund for more recent performance information.
Net Assets	$ 625,699,730
Holdings Count | $ / shares	111
Advisory Fees Paid, Amount	$ 5,179,044
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$625,699,730
Number of Holdings	111

Net Advisory Fee	$5,179,044
Portfolio Turnover	70%

Holdings [Text Block]

Top Sectors*	(%)
Financials	24.2%
Information Technology	23.3%
Consumer Discretionary	13.6%
Industrials	8.7%
Communication Services	6.8%
Consumer Staples	6.5%
Real Estate	5.0%
Materials	4.1%
Energy	3.0%
Cash & Other	4.8%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co., Ltd.	10.5%
Samsung Electronics Co., Ltd.	5.8%
Tencent Holdings, Ltd.	4.7%
First American Government Obligations Fund	2.1%
SK Hynix, Inc.	1.6%
Reliance Industries, Ltd.	1.6%
ICICI Bank, Ltd.	1.6%
Mahindra & Mahindra, Ltd.	1.6%
Axis Bank, Ltd.	1.6%
Bank Rakyat Indonesia Persero Tbk PT	1.4%
[30]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Advisor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory Emerging Markets Select Fund
Class Name	Advisor Shares
Trading Symbol	BAQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory Emerging Markets Select Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$158	1.49%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the MSCI Emerging Markets Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection was the primary driver of performance. The biggest contributors to relative performance were the Fund’s holdings in the information technology, real estate, and consumer discretionary sectors. Holdings within the industrial and consumer sectors in Korea and China detracted from relative performance.
POSITIONING
The Fund’s sub-advisers reacted differently to the opportunity set presented to them. Pzena’s valuation-sensitive approach led them to trim strongly performing technology exposure in Taiwan while increasing the Fund’s exposure to China and Hong Kong. Wellington increased exposure to India, Taiwan, and South Korea, while rotating capital away from China and Hong Kong. The Fund’s biggest geographic overweight is Singapore, while its biggest underweight is Africa and the Middle East. Over the period, the Fund’s combined China and Hong Kong overweight shrunk from 7.9% to 1.7% relative to the benchmark. The Fund’s biggest sector overweight was real estate while the biggest underweight was energy.
PERFORMANCE
The Fund posted positive returns for the period. A positive economic backdrop in India drove strong results for that market while Taiwan and South Korea benefitted from robust spending on technology hardware related to AI. This offset macroeconomic concerns in China and Brazil.

Top Contributors
↑	Taiwan Semiconductor Manufacturing Co., Ltd.
↑	Mahindra & Mahindra Ltd.
↑	Macrotech Developers Ltd.

Top Detractors
↓	AIA Group Limited
↓	Ambev SA
↓	Meituan Class B

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Advisor Shares	11.32	5.25	2.38
MSCI Emerging Markets Index	12.55	3.10	2.79

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/emerging-markets-select-fund for more recent performance information.
Net Assets	$ 625,699,730
Holdings Count | $ / shares	111
Advisory Fees Paid, Amount	$ 5,179,044
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$625,699,730
Number of Holdings	111

Net Advisory Fee	$5,179,044
Portfolio Turnover	70%

Holdings [Text Block]

Top Sectors*	(%)
Financials	24.2%
Information Technology	23.3%
Consumer Discretionary	13.6%
Industrials	8.7%
Communication Services	6.8%
Consumer Staples	6.5%
Real Estate	5.0%
Materials	4.1%
Energy	3.0%
Cash & Other	4.8%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co., Ltd.	10.5%
Samsung Electronics Co., Ltd.	5.8%
Tencent Holdings, Ltd.	4.7%
First American Government Obligations Fund	2.1%
SK Hynix, Inc.	1.6%
Reliance Industries, Ltd.	1.6%
ICICI Bank, Ltd.	1.6%
Mahindra & Mahindra, Ltd.	1.6%
Axis Bank, Ltd.	1.6%
Bank Rakyat Indonesia Persero Tbk PT	1.4%
[31]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory - Beutel Goodman Large-Cap Value Fund
Class Name	Institutional Shares
Trading Symbol	BVALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory - Beutel Goodman Large-Cap Value Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$58	0.54%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Relative underperformance was driven by stock selection in the Communications Services and Consumer Discretionary sectors, as well as an underweight in the outperforming Information Technology sector. The main contributor to relative performance during the period was stock selection in the Industrials sector.
POSITIONING
During the period, we exited from positions in WK Kellogg Co. and Parker-Hannifin Corp.
PERFORMANCE
The Fund posted positive returns during the period as markets responded positively to different themes, including the continued strength of the U.S. economy; expectations for AI’s expansion; as well as rate cuts on the horizon from the U.S. Federal Reserve.

Top Contributors
↑	QUALCOMM Incorporated
↑	NetApp, Inc.
↑	Amgen Inc.

Top Detractors
↓	Polaris Inc.
↓	Amdocs Limited
↓	Interpublic Group of Companies, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/13/2018)
Institutional Shares	14.80	12.29	10.67
Russell 1000 Index	23.88	14.61	13.53
Russell 1000 Value Index	13.06	9.01	8.45

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/beutel-goodman-large-cap-value-fund for more recent performance information.
Net Assets	$ 1,907,548,196
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 7,815,836
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,907,548,196
Number of Holdings	30

Net Advisory Fee	$7,815,836
Portfolio Turnover	24%

Holdings [Text Block]

Top Sectors*	(%)
Information Technology	16.9%
Health Care	15.3%
Financials	14.4%
Consumer Discretionary	14.1%
Consumer Staples	12.5%
Communication Services	10.5%
Industrials	9.0%
Materials	3.1%
Cash & Other	4.2%

Top 10 Issuers	(%)
Amgen, Inc.	5.5%
Gen Digital, Inc.	4.6%
Biogen, Inc.	4.6%
Kimberly-Clark Corp.	4.6%
NetApp, Inc.	4.5%
Kellogg Co.	4.4%
Comcast Corp.	4.3%
eBay, Inc.	4.1%
Amdocs Ltd.	3.9%
First American Government Obligations Fund	3.9%
[32]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest
Investor Shares
Shareholder Report [Line Items]
Fund Name	Brown Advisory - Beutel Goodman Large-Cap Value Fund
Class Name	Investor Shares
Trading Symbol	BIAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brown Advisory - Beutel Goodman Large-Cap Value Fund (the “Fund”) for the period of July 1, 2023, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brownadvisory.com/mf/how-to-invest. You can also request this information by contacting us at 1-800-540-6807.
Additional Information Phone Number	1-800-540-6807
Additional Information Website	https://www.brownadvisory.com/mf/how-to-invest
Expenses [Text Block]
What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$74	0.69%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
For the 12-month period ended June 30, 2024, the Fund underperformed its benchmark, the Russell 1000 Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Relative underperformance was driven by stock selection in the Communications Services and Consumer Discretionary sectors, as well as an underweight in the outperforming Information Technology sector. The main contributor to relative performance during the period was stock selection in the Industrials sector.
POSITIONING
During the period, we exited from positions in WK Kellogg Co. and Parker-Hannifin Corp.
PERFORMANCE
The Fund posted positive returns during the period as markets responded positively to different themes, including the continued strength of the U.S. economy; expectations for AI’s expansion; as well as rate cuts on the horizon from the U.S. Federal Reserve.

Top Contributors
↑	QUALCOMM Incorporated
↑	NetApp, Inc.
↑	Amgen Inc.

Top Detractors
↓	Polaris Inc.
↓	Amdocs Limited
↓	Interpublic Group of Companies, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/30/2021)
Investor Shares	14.73	7.09
Russell 1000 Index	23.88	8.74
Russell 1000 Value Index	13.06	5.52

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brownadvisory.com/mf/funds/beutel-goodman-large-cap-value-fund for more recent performance information.
Net Assets	$ 1,907,548,196
Holdings Count | $ / shares	30
Advisory Fees Paid, Amount	$ 7,815,836
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,907,548,196
Number of Holdings	30

Net Advisory Fee	$7,815,836
Portfolio Turnover	24%

Holdings [Text Block]

Top Sectors*	(%)
Information Technology	16.9%
Health Care	15.3%
Financials	14.4%
Consumer Discretionary	14.1%
Consumer Staples	12.5%
Communication Services	10.5%
Industrials	9.0%
Materials	3.1%
Cash & Other	4.2%

Top 10 Issuers	(%)
Amgen, Inc.	5.5%
Gen Digital, Inc.	4.6%
Biogen, Inc.	4.6%
Kimberly-Clark Corp.	4.6%
NetApp, Inc.	4.5%
Kellogg Co.	4.4%
Comcast Corp.	4.3%
eBay, Inc.	4.1%
Amdocs Ltd.	3.9%
First American Government Obligations Fund	3.9%
[33]
Updated Prospectus Web Address	https://www.brownadvisory.com/mf/how-to-invest

[1]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[2]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[3]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[4]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[5]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[6]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[7]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[8]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[9]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[10]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[11]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[12]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[13]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[14]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[15]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[16]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[17]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[18]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[19]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[20]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[21]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[22]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[23]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[24]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[25]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[26]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[27]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[28]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[29]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[30]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[31]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[32]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.

[33]
*	The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Administrator, U.S. Bancorp Fund Services, LLC.